UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Emerging Markets Corporate Bond ETF | CEMB | BATS
➢	iShares Emerging Markets High Yield Bond ETF | EMHY | BATS
➢	iShares Emerging Markets Local Currency Bond ETF | LEMB | NYSE Arca
➢	iShares Global High Yield Corporate Bond ETF | GHYG | BATS

Fund Performance Overview

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

Performance as of April 30, 2016

The iShares Emerging Markets Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds, as represented by the Morningstar® Emerging Markets Corporate Bond IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 3.92%, net of fees, while the total return for the Index was 4.34%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.79%	5.91%	2.28%	1.79%	5.91%	2.28%
Since Inception	3.54%	4.60%	4.14%	15.09%	19.91%	17.81%

The inception date of the Fund was 4/17/12. The first day of secondary market trading was 4/19/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,039.20	$2.54	$1,000.00	$1,022.40	$2.51	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Aa	11.65%
A	19.04
Baa	32.77
Ba	21.48
B	5.14
Caa	2.39
Not Rated	7.53

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/16

Country	Percentage of Total Investments [2]

Brazil	14.61%
Mexico	11.89
Russia	9.74
China	9.22
South Korea	8.19
India	6.00
Hong Kong	4.98
Chile	4.40
United Arab Emirates	3.70
Turkey	3.17

TOTAL	75.90%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

Performance as of April 30, 2016

The iShares Emerging Markets High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market high yield sovereign and corporate bonds, as represented by the Morningstar® Emerging Markets High Yield Bond IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 6.03%, net of fees, while the total return for the Index was 5.42%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.26%	5.42%	3.73%	4.26%	5.42%	3.73%
Since Inception	4.93%	5.04%	5.19%	21.67%	22.18%	22.92%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,060.30	$2.56	$1,000.00	$1,022.40	$2.51	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Baa	23.48%
Ba	39.91
B	15.49
Caa	7.98
Not Rated	13.14

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/16

Country	Percentage of Total Investments [2]

Brazil	23.19%
Russia	12.77
Indonesia	10.68
Turkey	10.39
Venezuela	4.62
Hungary	3.27
Lebanon	3.11
Argentina	2.89
Ukraine	2.63
Mexico	2.26

TOTAL	75.81%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

Performance as of April 30, 2016

The iShares Emerging Markets Local Currency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds, as represented by the Barclays Emerging Markets Broad Local Currency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 6.84%, net of fees, while the total return for the Index was 7.63%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.15)%	(2.26)%	(1.23)%	(2.15)%	(2.26)%	(1.23)%
Since Inception	(0.31)%	(0.33)%	0.14%	(1.39)%	(1.48)%	0.65%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,068.40	$2.57	$1,000.00	$1,022.40	$2.51	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Aa	14.66%
A	28.05
Baa	30.27
Ba	20.19
Not Rated	6.83

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/16

Country	Percentage of Total Investments [2]

South Korea	19.70%
Brazil	12.79
Mexico	8.91
South Africa	4.79
Thailand	4.67
Russia	4.66
Colombia	4.63
Indonesia	4.61
Malaysia	4.59
Israel	4.52

TOTAL	73.87%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

Performance as of April 30, 2016

The iShares Global High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar, euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx Global Developed Markets High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 2.43%, net of fees, while the total return for the Index was 2.66%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.08)%	(2.58)%	(0.63)%	(1.08)%	(2.58)%	(0.63)%
Since Inception	4.07%	3.98%	4.25%	17.64%	17.23%	18.47%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,024.30	$2.01	$1,000.00	$1,022.90	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Baa	0.78%
Ba	44.62
B	39.63
Caa	10.48
Ca	0.24
Not Rated	4.25

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/16

Country	Percentage of Total Investments [2]

United States	63.05%
United Kingdom	7.12
Italy	5.44
Germany	4.65
France	4.02
Luxembourg	3.84
Canada	3.14
Netherlands	2.57
Spain	1.67
New Zealand	0.85

TOTAL	96.35%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 93.21%

ARGENTINA — 0.60%
YPF SA
8.50%, 07/28/25[b]	$75	$77,250
8.75%, 04/04/24[b]	30	31,350
8.88%, 12/19/18[b]	35	37,571

		146,171
BRAZIL — 13.32%
Banco Bradesco SA/Cayman Islands
5.90%, 01/16/21[b]	100	103,500
Banco do Brasil SA
5.88%, 01/19/23[b]	200	186,000
Braskem Finance Ltd.
5.38%, 05/02/22[b]	200	188,000
Caixa Economica Federal
2.38%, 11/06/17[b]	150	145,125
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19[b]	100	99,000
CSN Resources SA
6.50%, 07/21/20[b]	100	66,000
Embraer Netherlands Finance BV
5.05%, 06/15/25	100	100,000
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	50	49,562
Gerdau Holdings Inc.
7.00%, 01/20/20[b]	100	101,750
GTL Trade Finance Inc.
5.89%, 04/29/24 (Call 01/29/24)[b]	150	133,320
Itau Unibanco Holding SA/ Cayman Islands
5.13%, 05/13/23[b]	200	194,500
6.20%, 04/15/20[b]	100	105,000
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)[b]	200	193,500
Marfrig Overseas Ltd.
9.50%, 05/04/20 (Call 05/31/16)[b]	100	102,500
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (Call 06/30/20)[b]	159	32,586
Petrobras Global Finance BV
3.00%, 01/15/19	50	44,985
4.38%, 05/20/23	100	78,950
4.88%, 03/17/20	50	44,375
5.38%, 01/27/21	250	222,187

Security	Principal (000s)	Value
5.63%, 05/20/43	$50	$35,563
5.75%, 01/20/20	100	91,750
6.25%, 03/17/24	125	109,062
6.85%, 06/05/49	50	37,000
6.88%, 01/20/40	75	58,781
7.25%, 03/17/44	50	40,500
7.88%, 03/15/19	100	99,625
Petrobras International Finance Co. SA
5.88%, 03/01/18	50	49,313
6.75%, 01/27/41	75	58,665
Samarco Mineracao SA
4.13%, 11/01/22[b]	200	120,060
Telemar Norte Leste SA
5.50%, 10/23/20[b]	100	32,500
Vale Overseas Ltd.
4.38%, 01/11/22	50	46,250
4.63%, 09/15/20[c]	75	72,750
6.88%, 11/21/36	100	89,750
6.88%, 11/10/39	50	43,875
8.25%, 01/17/34	25	25,863
Vale SA
5.63%, 09/11/42[c]	75	59,250

		3,261,397
CHILE — 4.27%
Banco del Estado de Chile
4.13%, 10/07/20[b]	150	160,264
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	37	39,065
Cencosud SA
5.50%, 01/20/21[b]	150	159,857
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[b]	200	195,972
4.25%, 07/17/42[b]	200	180,733
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/24[b]	200	202,642
Empresa Nacional del Petroleo
4.75%, 12/06/21[b]	100	105,861

		1,044,394
CHINA — 8.93%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	201,147
3.60%, 11/28/24 (Call 08/28/24)	200	202,373

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Baidu Inc.
2.25%, 11/28/17	$200	$201,184
Bank of Communications Co. Ltd./Hong Kong
2.50%, 01/16/18[b]	200	202,168
China Overseas Finance II Ltd.
5.50%, 11/10/20[b]	100	110,599
CITIC Ltd.
6.63%, 04/15/21[b]	100	117,218
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[b]	200	211,449
Country Garden Holdings Co. Ltd.
7.50%, 03/09/20 (Call 03/09/18)[b]	200	208,305
Sino-Ocean Land Treasure Finance I Ltd.
4.63%, 07/30/19[b]	200	206,477
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	106,317
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	200	213,060
Tencent Holdings Ltd.
3.38%, 05/02/19[b]	200	206,846

		2,187,143
COLOMBIA — 1.88%
Bancolombia SA
5.13%, 09/11/22	50	50,250
6.13%, 07/26/20	75	79,253
Ecopetrol SA
4.13%, 01/16/25	100	87,500
5.88%, 09/18/23	100	100,000
5.88%, 05/28/45	50	40,670
7.38%, 09/18/43	50	46,406
7.63%, 07/23/19	50	55,700

		459,779
HONG KONG — 4.83%
AIA Group Ltd.
3.20%, 03/11/25	200	200,319
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[b]	100	109,449
Hongkong Land Finance (Cayman Islands) Co. Ltd. (The)
4.50%, 10/07/25	100	110,880

Security	Principal (000s)	Value
Hutchison Whampoa International 09 Ltd.
7.63%, 04/09/19[b]	$100	$115,934
Hutchison Whampoa International 14 Ltd.
3.63%, 10/31/24[b]	200	207,786
Li & Fung Ltd.
5.25%, 05/13/20[b]	100	109,293
Shimao Property Holdings Ltd.
8.13%, 01/22/21 (Call 01/22/18)[b]	200	217,005
Swire Pacific MTN Financing Ltd.
5.50%, 08/19/19[b]	100	111,024

		1,181,690
INDIA — 5.81%
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[b]	200	215,285
Export-Import Bank of India
4.00%, 01/14/23[b]	200	208,066
ICICI Bank Ltd.
VRN, (6 mo. LIBOR + 2.280%)
6.38%, 04/30/22 (Call 04/30/17)[b]	100	101,501
ICICI Bank Ltd./Hong Kong
5.75%, 11/16/20[b]	100	112,039
ONGC Videsh Ltd.
4.63%, 07/15/24[b]	200	208,467
Reliance Holdings USA Inc.
5.40%, 02/14/22[b]	250	276,983
State Bank of India/London
3.62%, 04/17/19[b]	200	207,000
Vedanta Resources PLC
9.50%, 07/18/18[b]	100	93,250

		1,422,591
INDONESIA — 2.25%
Majapahit Holding BV
7.75%, 01/20/20[b]	120	137,400
7.88%, 06/29/37[b]	25	30,313
Pertamina Persero PT
4.30%, 05/20/23[b]	200	198,568
5.63%, 05/20/43[b]	200	184,581

		550,862
ISRAEL — 0.97%
Israel Electric Corp. Ltd.
6.88%, 06/21/23[b]	200	238,307

		238,307

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
JAMAICA — 0.75%
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)[b]	$200	$182,500

		182,500
KAZAKHSTAN — 1.68%
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/20[b]	200	202,660
KazMunayGas National Co. JSC
6.38%, 04/09/21[b]	200	209,510

		412,170
LUXEMBOURG — 0.83%
Millicom International Cellular SA
6.63%, 10/15/21 (Call 10/15/17)[b]	200	202,500

		202,500
MALAYSIA — 1.29%
Petronas Capital Ltd.
3.50%, 03/18/25[b]	200	205,352
5.25%, 08/12/19[b]	100	110,178

		315,530
MEXICO — 11.52%
America Movil SAB de CV
5.00%, 03/30/20	100	110,463
5.63%, 11/15/17	50	53,092
6.13%, 03/30/40	100	119,739
6.38%, 03/01/35	100	121,813
Banco Santander Mexico SA
4.13%, 11/09/22[b]	150	153,375
BBVA Bancomer SA/Texas
6.75%, 09/30/22[b]	150	164,625
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	200	199,250
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	150	158,221
Comision Federal de Electricidad
4.88%, 01/15/24[b]	200	208,000
Grupo Bimbo SAB de CV
4.50%, 01/25/22[b]	100	106,749
Grupo Televisa SAB
6.63%, 01/15/40	106	118,291
Mexichem SAB de CV
4.88%, 09/19/22[b]	200	209,000
Petroleos Mexicanos
3.50%, 07/18/18	100	100,900

Security	Principal (000s)	Value
3.50%, 07/23/20	$100	$97,950
3.50%, 01/30/23	75	69,656
4.88%, 01/24/22	75	75,563
4.88%, 01/18/24	40	39,850
5.50%, 01/21/21	75	78,750
5.50%, 06/27/44	110	96,800
5.63%, 01/23/46	175	155,804
5.75%, 03/01/18	50	52,414
6.38%, 01/23/45	100	97,500
6.50%, 06/02/41	90	89,820
6.63%, 06/15/35	50	50,750
6.63%, 06/15/38	25	25,063
8.00%, 05/03/19	60	66,798

		2,820,236
MOROCCO — 0.86%
OCP SA
5.63%, 04/25/24[b]	200	209,750

		209,750
PERU — 1.93%
Banco de Credito del Peru/Panama
5.38%, 09/16/20[b]	100	109,500
Corp. Financiera de Desarrollo SA
4.75%, 07/15/25[b]	200	209,500
Southern Copper Corp.
5.88%, 04/23/45	50	45,837
7.50%, 07/27/35	100	107,509

		472,346
PHILIPPINES — 0.55%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[b]	100	134,802

		134,802
QATAR — 1.82%
CBQ Finance Ltd.
7.50%, 11/18/19[b]	100	114,178
Ooredoo International Finance Ltd.
5.00%, 10/19/25[b]	200	221,656
Qatari Diar Finance QSC
5.00%, 07/21/20[b]	100	110,550

		446,384
RUSSIA — 9.44%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 08/07/18[b]	100	111,081

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[b]	$100	$105,786
Evraz Group SA
8.25%, 01/28/21	200	208,852
Gazprom OAO Via Gaz Capital SA
4.95%, 02/06/28[b]	200	188,976
6.51%, 03/07/22[b]	100	108,193
9.25%, 04/23/19[b]	100	114,744
Lukoil International Finance BV
6.66%, 06/07/22[b]	120	129,600
7.25%, 11/05/19[b]	100	110,933
Mobile Telesystems OJSC via MTS International Funding Ltd.
8.63%, 06/22/20[b]	100	115,600
Rosneft Finance SA
7.25%, 02/02/20[b]	100	108,625
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/22[b]	200	214,348
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17[b]	100	105,000
VimpelCom Holdings BV
7.50%, 03/01/22[b]	200	213,500
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[b]	100	104,625
6.90%, 07/09/20[b]	100	105,000
VTB Bank OJSC Via VTB Capital SA
6.55%, 10/13/20[b]	100	107,436
6.88%, 05/29/18[b]	150	159,592

		2,311,891
SINGAPORE — 2.55%
DBS Bank Ltd.
VRN, (5 year Swap USD + 2.229%)
3.63%, 09/21/22 (Call 09/21/17)[b]	200	205,097
Oversea-Chinese Banking Corp. Ltd.
4.25%, 06/19/24[b]	200	208,495
VRN, (3 mo. LIBOR + 1.848%)
3.75%, 11/15/22 (Call 11/15/17)[b]	100	102,544
PSA International Pte Ltd.
3.88%, 02/11/21[b]	100	108,017

		624,153

Security	Principal (000s)	Value
SOUTH AFRICA — 2.08%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	$100	$101,250
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	200	188,797
Myriad International Holdings BV
6.00%, 07/18/20[b]	200	218,192

		508,239
SOUTH KOREA — 6.20%
Hyundai Capital America
2.13%, 10/02/17[b]	50	50,222
2.55%, 02/06/19[b]	100	101,004
KEB Hana Bank
2.50%, 06/12/19[b]	200	202,811
Korea Development Bank (The)
3.50%, 08/22/17	200	205,131
3.75%, 01/22/24	200	216,178
Korea Gas Corp.
3.88%, 02/12/24[b]	200	217,152
4.25%, 11/02/20[b]	100	109,170
Korea National Oil Corp.
2.75%, 01/23/19[b]	200	204,670
POSCO
4.25%, 10/28/20[b]	100	107,201
Woori Bank Co. Ltd.
VRN, (3 mo. LIBOR + 2.044%)
6.21%, 05/02/67 (Call 05/02/17)[b]	100	103,132

		1,516,671
THAILAND — 1.28%
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/20[b]	100	109,941
PTT PCL
3.38%, 10/25/22[b]	200	204,595

		314,536
TURKEY — 3.07%
Akbank TAS
5.00%, 10/24/22[b]	150	151,137
Turkiye Is Bankasi
3.88%, 11/07/17[b]	200	202,200
Turkiye Vakiflar Bankasi TAO
VRN, (5 year Swap USD + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[b]	200	200,500

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Yapi ve Kredi Bankasi AS
4.00%, 01/22/20[b]	$200	$197,992

		751,829
UNITED ARAB EMIRATES — 2.46%
Abu Dhabi National Energy Co.
6.50%, 10/27/36[b]	100	120,875
ADCB Finance Cayman Ltd.
2.50%, 03/06/18[b]	200	200,794
Dolphin Energy Ltd.
5.89%, 06/15/19[b]	56	59,899
DP World Ltd.
6.85%, 07/02/37[b]	100	103,686
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	100	117,750

		603,004
UNITED STATES — 0.43%
Flextronics International Ltd.
4.63%, 02/15/20	100	104,387

		104,387
VENEZUELA — 1.61%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	90	31,635
5.50%, 04/12/37[b]	50	17,620
6.00%, 05/16/24[b]	165	56,100
6.00%, 11/15/26[b]	185	63,251
8.50%, 11/02/17[b]	163	95,550
9.00%, 11/17/21[b]	75	29,513
9.75%, 05/17/35[b]	100	39,990
12.75%, 02/17/22[b]	130	60,450

		394,109

TOTAL CORPORATE BONDS & NOTES
(Cost: $23,510,565)		22,817,371

FOREIGN GOVERNMENT OBLIGATIONS[a] — 3.69%

BRAZIL — 0.83%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[b]	100	100,400
6.50%, 06/10/19[b]	100	103,970

		204,370

Security	Principal or Shares (000s)	Value
SOUTH KOREA — 1.74%
Export-Import Bank of Korea
2.88%, 01/21/25	$200	$204,152
4.38%, 09/15/21	200	222,023

		426,175
UNITED ARAB EMIRATES — 1.12%
International Petroleum Investment Co.
5.00%, 11/15/20[b]	250	274,125

		274,125

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $895,485)		904,670

SHORT-TERM INVESTMENTS — 2.06%

MONEY MARKET FUNDS — 2.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	225	224,882
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	17	16,868
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	262	262,100

		503,850

TOTAL SHORT-TERM INVESTMENTS
(Cost: $503,850)		503,850

TOTAL INVESTMENTS IN SECURITIES — 98.96%
(Cost: $24,909,900)		24,225,891
Other Assets, Less Liabilities — 1.04%		254,622

NET ASSETS — 100.00%		$24,480,513

VRN  —  Variable Rate Note

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 41.35%

ARGENTINA — 0.72%
YPF SA
8.50%, 07/28/25[b]	$235	$242,050
8.75%, 04/04/24[b]	178	186,010
8.88%, 12/19/18[b]	87	93,390

		521,450
BARBADOS — 0.30%
Columbus International Inc.
7.38%, 03/30/21 (Call 03/30/18)[b]	200	212,440

		212,440
BRAZIL — 16.33%
Banco Bradesco SA/Cayman Islands
5.90%, 01/16/21[b]	500	517,500
Banco BTG Pactual SA/ Cayman Islands
5.75%, 09/28/22[b]	200	162,000
Banco do Brasil SA
5.38%, 01/15/21[b]	100	96,350
5.88%, 01/19/23[b]	200	186,000
Banco do Brasil SA/Cayman Islands
3.88%, 10/10/22	200	176,500
5.88%, 01/26/22[b]	200	189,060
Banco Votorantim SA
7.38%, 01/21/20[b]	100	103,750
Braskem Finance Ltd.
5.38%, 05/02/22[b]	400	376,000
BRF SA
4.75%, 05/22/24[b]	200	193,740
Caixa Economica Federal
3.50%, 11/07/22[b]	150	127,875
4.25%, 05/13/19[b]	200	192,520
4.50%, 10/03/18[b]	300	294,030
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	200	180,500
6.88%, 07/30/19[b]	100	99,000
CSN Resources SA
6.50%, 07/21/20[b]	200	132,000
Embraer Netherlands Finance BV
5.05%, 06/15/25	200	200,000
GTL Trade Finance Inc.
7.25%, 04/16/44 (Call 10/16/43)[b]	200	169,500

Security	Principal (000s)	Value
Itau Unibanco Holding SA/Cayman Islands
2.85%, 05/26/18[b]	$200	$197,000
5.13%, 05/13/23[b]	400	389,000
5.65%, 03/19/22[b]	200	202,980
5.75%, 01/22/21[b]	300	305,814
6.20%, 12/21/21[b]	200	208,190
JBS Investments GmbH
7.75%, 10/28/20 (Call 10/28/17)[b]	200	205,500
JBS USA LLC/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	200	184,000
5.88%, 07/15/24 (Call 07/15/19)[b]	100	93,000
7.25%, 06/01/21 (Call 05/30/16)[b]	200	205,000
8.25%, 02/01/20 (Call 05/31/16)[b]	100	104,250
Marfrig Holdings Europe BV
6.88%, 06/24/19 (Call 06/24/17)[b]	200	198,000
Minerva Luxembourg SA
7.75%, 01/31/23 (Call 01/31/18)[b]	200	203,250
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (Call 06/30/20)[b]	157	32,264
Odebrecht Finance Ltd.
5.25%, 06/27/29[b]	200	71,500
Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/01/23 (Call 12/01/21)[b]	176	22,864
Oi Brasil Holdings Cooperatief UA
5.75%, 02/10/22[b]	200	50,500
Petrobras Global Finance BV
3.00%, 01/15/19	300	269,910
4.38%, 05/20/23	600	473,700
4.88%, 03/17/20	250	221,875
5.38%, 01/27/21	650	577,687
5.63%, 05/20/43	200	142,250
5.75%, 01/20/20	350	321,125
6.25%, 03/17/24	400	349,000
6.85%, 06/05/49	300	222,000
6.88%, 01/20/40	200	156,750
7.25%, 03/17/44	100	81,000
7.88%, 03/15/19	325	323,781
8.38%, 12/10/18	100	103,000
Petrobras International Finance Co. SA
5.88%, 03/01/18	240	236,700
6.75%, 01/27/41	350	273,770
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/24[b]	173	118,027

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Samarco Mineracao SA
4.13%, 11/01/22[b]	$200	$120,060
5.75%, 10/24/23[b]	200	120,560
Telemar Norte Leste SA
5.50%, 10/23/20[b]	300	97,500
Vale Overseas Ltd.
4.38%, 01/11/22	200	185,000
4.63%, 09/15/20	100	97,000
5.63%, 09/15/19	200	202,000
6.88%, 11/21/36	300	269,250
6.88%, 11/10/39	200	175,500
8.25%, 01/17/34	200	206,900
Vale SA
5.63%, 09/11/42	200	158,000
Votorantim Cimentos SA
7.25%, 04/05/41[b]	200	176,940

		11,748,722
CHILE — 0.28%
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[b]	200	199,750

		199,750
CHINA — 1.85%
Agile Property Holdings Ltd.
8.38%, 02/18/19 (Call 02/18/17)[b]	200	208,002
Country Garden Holdings Co. Ltd.
7.25%, 04/04/21 (Call 10/04/17)[b]	200	205,754
7.50%, 03/09/20 (Call 03/09/18)[b]	200	208,305
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[b]	300	292,140
Greentown China Holdings Ltd.
8.50%, 02/04/18 (Call 05/31/16)[b]	200	208,765
Trillion Chance Ltd.
8.50%, 01/10/19 (Call 01/10/17)[b]	200	208,500

		1,331,466
COLOMBIA — 1.26%
Bancolombia SA
5.13%, 09/11/22	200	201,000
6.13%, 07/26/20	300	317,010
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 09/27/17)[b]	200	192,000
Grupo Aval Ltd.
4.75%, 09/26/22 [b]	200	193,250

		903,260

Security	Principal (000s)	Value
HONG KONG — 0.50%
Noble Group Ltd.
6.75%, 01/29/20[b]	$200	$140,980
Shimao Property Holdings Ltd.
8.13%, 01/22/21 (Call 01/22/18)[b]	200	217,005

		357,985
INDIA — 1.15%
ABJA Investment Co. Pte Ltd.
4.85%, 01/31/20[b]	200	200,886
ICICI Bank Ltd.
VRN, (6 mo. LIBOR + 2.280%)
6.38%, 04/30/22 (Call 04/30/17)[b]	100	101,501
IDBI Bank Ltd.
3.75%, 01/25/19[b]	200	202,680
Vedanta Resources PLC
6.00%, 01/31/19[b]	200	167,020
8.25%, 06/07/21[b]	200	159,000

		831,087
INDONESIA — 3.23%
Majapahit Holding BV
7.75%, 01/20/20[b]	200	229,000
7.88%, 06/29/37[b]	100	121,250
8.00%, 08/07/19[b]	350	398,825
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	200	194,250
Pertamina Persero PT
4.30%, 05/20/23[b]	200	198,568
4.88%, 05/03/22[b]	200	206,147
5.63%, 05/20/43[b]	200	184,581
6.00%, 05/03/42[b]	400	383,910
6.45%, 05/30/44[b]	200	203,454
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/24[b]	200	206,459

		2,326,444
JAMAICA — 0.98%
Digicel Group Ltd.
7.13%, 04/01/22 (Call 04/01/17)[b]	200	162,750
8.25%, 09/30/20 (Call 09/30/16)[b]	200	182,500
Digicel Ltd.
6.00%, 04/15/21 (Call 05/30/16)[b]	200	183,000
6.75%, 03/01/23 (Call 03/01/18)[b]	200	180,375

		708,625

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
KAZAKHSTAN — 1.49%
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	$200	$187,028
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 05/30/16)[b]	100	68,532
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[b]	360	394,200
KazMunayGas National Co. JSC
6.38%, 04/09/21[b]	200	209,510
7.00%, 05/05/20[b]	200	213,040

		1,072,310
LUXEMBOURG — 0.28%
Millicom International Cellular SA
6.63%, 10/15/21 (Call 10/15/17)[b]	200	202,500

		202,500
MEXICO — 2.19%
Banco Santander Mexico SA
VRN, (5 year CMT + 4.580%)
5.95%, 01/30/24 (Call 01/30/19)[b]	200	208,500
BBVA Bancomer SA/Texas
7.25%, 04/22/20[b]	200	220,600
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	200	199,250
9.38%, 10/12/22 (Call 10/12/17)[b]	300	329,700
Cemex SAB de CV
5.70%, 01/11/25 (Call 01/11/20)[b]	200	192,500
7.25%, 01/15/21 (Call 01/15/18)[b]	200	213,500
7.75%, 04/16/26 (Call 04/16/21)[b]	200	213,000

		1,577,050
RUSSIA — 4.74%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.00%, 11/27/18[b]	200	204,911
7.75%, 04/28/21[b]	300	331,050
ALROSA Finance SA
7.75%, 11/03/20[b]	200	222,132
Evraz Group SA
6.50%, 04/22/20[b]	200	200,030
6.75%, 04/27/18[b]	200	202,000
Metalloinvest Finance Ltd.
5.63%, 04/17/20[b]	200	202,426

Security	Principal (000s)	Value
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
5.55%, 10/28/20[b]	$200	$209,500
6.63%, 10/14/22[b]	200	216,360
Mobile Telesystems OJSC via MTS International Funding Ltd.
8.63%, 06/22/20[b]	150	173,400
Novolipetsk Steel via Steel Funding Ltd.
4.45%, 02/19/18[b]	200	203,500
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.10%, 07/25/18[b]	200	205,640
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[b]	200	200,328
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[b]	200	208,700
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.75%, 02/02/21[b]	200	217,973
VimpelCom Holdings BV
7.50%, 03/01/22[b]	200	213,500
VTB Bank OJSC Via VTB Capital SA
6.95%, 10/17/22[b]	200	198,980

		3,410,430
SINGAPORE — 0.27%
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[b]	200	196,520

		196,520
SOUTH AFRICA — 1.62%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	200	202,500
Eskom Holdings SOC Ltd.
7.13%, 02/11/25[b]	360	339,152
Gold Fields Orogen Holding BVI Ltd.
4.88%, 10/07/20[b]	200	187,000
Myriad International Holdings BV
6.00%, 07/18/20[b]	400	436,384

		1,165,036
SOUTH KOREA — 0.28%
Woori Bank
VRN, (5 year CMT + 3.328%)
5.00%, 06/10/45 (Call 06/10/20)[b]	200	200,997

		200,997

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
TRINIDAD AND TOBAGO — 0.41%
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 10/15/16)[b]	$200	$189,000
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	100	104,300

		293,300
TURKEY — 0.83%
Turkiye Is Bankasi AS
6.00%, 10/24/22[b]	200	200,552
Turkiye Vakiflar Bankasi TAO
6.00%, 11/01/22[b]	200	199,610
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22[b]	200	197,260

		597,422
UNITED KINGDOM — 0.29%
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[b]	200	205,250

		205,250
UNITED STATES — 0.29%
Flextronics International Ltd.
5.00%, 02/15/23	200	205,500

		205,500
VENEZUELA — 2.06%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	370	130,055
5.50%, 04/12/37[b]	270	95,148
6.00%, 05/16/24[b]	770	261,800
6.00%, 11/15/26[b]	475	162,402
8.50%, 11/02/17[b]	581	339,690
9.00%, 11/17/21[b]	360	141,660
9.75%, 05/17/35[b]	405	161,960
12.75%, 02/17/22[b]	400	186,000

		1,478,715

TOTAL CORPORATE BONDS & NOTES
(Cost: $31,013,827)		29,746,259

FOREIGN GOVERNMENT OBLIGATIONS[a] — 55.66%

ARGENTINA — 2.08%
Argentine Republic Government International Bond
2.50%, 12/31/38[c]	754	480,675
7.50%, 04/22/26[d]	150	152,250

Security	Principal (000s)	Value
8.28%, 12/31/33	$147	$151,999
8.28%, 12/31/33	582	609,483
8.75%, 06/02/17	97	101,462

		1,495,869
BAHRAIN — 1.34%
Bahrain Government International Bond
5.88%, 01/26/21[b]	200	203,040
6.00%, 09/19/44[b]	200	160,095
6.13%, 07/05/22[b]	200	200,500
6.13%, 08/01/23[b]	200	198,460
7.00%, 01/26/26[b]	200	200,326

		962,421
BRAZIL — 6.16%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[b]	400	392,000
5.50%, 07/12/20[b]	100	100,400
6.50%, 06/10/19[b]	200	207,940
Brazilian Government International Bond
2.63%, 01/05/23	200	173,500
4.25%, 01/07/25	900	837,000
4.88%, 01/22/21	550	559,625
5.00%, 01/27/45	600	484,500
5.63%, 01/07/41	100	87,750
5.88%, 01/15/19	300	326,250
6.00%, 04/07/26	200	206,300
7.13%, 01/20/37	400	414,000
8.25%, 01/20/34	200	230,500
10.13%, 05/15/27	300	413,250

		4,433,015
COSTA RICA — 0.52%
Costa Rica Government International Bond
7.00%, 04/04/44[b]	400	371,000

		371,000
CROATIA — 1.82%
Croatia Government International Bond
5.50%, 04/04/23[b]	200	212,000
6.00%, 01/26/24[b]	200	218,750
6.38%, 03/24/21[b]	400	437,812

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
6.63%, 07/14/20[b]	$200	$219,300
6.75%, 11/05/19[b]	200	219,524

		1,307,386
DOMINICAN REPUBLIC — 1.85%
Dominican Republic International Bond
5.50%, 01/27/25[b]	600	600,000
5.88%, 04/18/24[b]	100	103,000
6.60%, 01/28/24[b]	100	107,000
6.85%, 01/27/45[b]	200	200,000
7.45%, 04/30/44[b]	200	212,000
7.50%, 05/06/21[b]	100	109,500

		1,331,500
ECUADOR — 0.75%
Ecuador Government International Bond
7.95%, 06/20/24[b]	400	347,000
10.50%, 03/24/20[b]	200	189,000

		536,000
EGYPT — 0.50%
Egypt Government International Bond
5.88%, 06/11/25[b]	400	358,080

		358,080
EL SALVADOR — 0.82%
El Salvador Government International Bond
5.88%, 01/30/25[b]	100	88,500
6.38%, 01/18/27[b]	100	88,000
7.63%, 02/01/41[b]	150	132,000
7.65%, 06/15/35[b]	230	206,425
7.75%, 01/24/23[b]	75	75,375

		590,300
GUATEMALA — 0.14%
Guatemala Government Bond
4.88%, 02/13/28[b]	100	102,250

		102,250
HUNGARY — 3.17%
Hungary Government International Bond
4.00%, 03/25/19	100	103,803
4.13%, 02/19/18	110	113,985
5.38%, 02/21/23	200	220,386
5.38%, 03/25/24	300	333,375

Security	Principal (000s)	Value
5.75%, 11/22/23	$200	$226,250
6.25%, 01/29/20	300	334,125
6.38%, 03/29/21	400	455,400
7.63%, 03/29/41	200	282,470
Magyar Export-Import Bank Zrt
5.50%, 02/12/18[b]	200	209,300

		2,279,094
INDONESIA — 7.13%
Indonesia Government International Bond
3.38%, 04/15/23[b]	200	198,018
3.75%, 04/25/22[b]	300	307,358
4.13%, 01/15/25[b]	200	203,909
4.63%, 04/15/43[b]	200	193,945
4.75%, 01/08/26[b]	600	637,588
4.88%, 05/05/21[b]	300	325,092
5.13%, 01/15/45[b]	400	405,816
5.25%, 01/17/42[b]	400	409,694
5.38%, 10/17/23[b]	200	221,959
5.88%, 03/13/20[b]	300	334,496
5.88%, 01/15/24[b]	200	227,593
5.95%, 01/08/46[b]	200	224,735
6.63%, 02/17/37[b]	100	118,376
6.75%, 01/15/44[b]	200	244,923
6.88%, 01/17/18[b]	200	216,510
7.75%, 01/17/38[b]	300	392,650
8.50%, 10/12/35[b]	200	277,950
11.63%, 03/04/19[b]	150	188,073

		5,128,685
JAMAICA — 0.80%
Jamaica Government International Bond
6.75%, 04/28/28	200	205,000
7.88%, 07/28/45	200	208,000
8.00%, 06/24/19	150	163,312

		576,312
LEBANON — 3.02%
Lebanese Republic
6.65%, 02/26/30[b]	150	146,604
Lebanon Government International Bond
5.15%, 11/12/18[b]	150	149,379
5.50%, 04/23/19	200	199,540

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
5.80%, 04/14/20[b]	$100	$99,218
6.00%, 01/27/23[b]	300	295,764
6.15%, 06/19/20	100	100,520
6.20%, 02/26/25[b]	50	48,662
6.25%, 11/04/24[b]	125	122,162
6.38%, 03/09/20	200	202,516
6.60%, 11/27/26[b]	200	197,270
6.65%, 11/03/28[b]	100	98,150
6.75%, 11/29/27[b]	250	250,255
7.05%, 11/02/35[b]	100	99,600
8.25%, 04/12/21[b]	150	163,890

		2,173,530
MOROCCO — 0.29%
Morocco Government International Bond
5.50%, 12/11/42[b]	200	211,056

		211,056
NIGERIA — 0.26%
Nigeria Government International Bond
6.38%, 07/12/23[b]	200	186,448

		186,448
PAKISTAN — 0.37%
Pakistan Government International Bond
8.25%, 04/15/24[b]	250	263,284

		263,284
RUSSIA — 7.64%
Russian Foreign Bond – Eurobond
3.50%, 01/16/19[b]	200	202,230
4.50%, 04/04/22[b]	400	417,000
4.88%, 09/16/23[b]	400	425,748
5.00%, 04/29/20[b]	700	740,180
5.63%, 04/04/42[b]	400	420,707
5.88%, 09/16/43[b]	200	215,624
7.50%, 03/31/30[b,c]	1,620	1,975,106
11.00%, 07/24/18[b]	500	586,825
12.75%, 06/24/28[b]	300	515,406

		5,498,826
SERBIA — 1.21%
Serbia International Bond
5.25%, 11/21/17[b]	200	206,750
5.88%, 12/03/18[b]	200	210,820
7.25%, 09/28/21[b]	400	453,119

		870,689

Security	Principal (000s)	Value
SRI LANKA — 1.28%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	$328	$316,760
6.00%, 01/14/19[b]	200	204,759
6.25%, 10/04/20[b]	200	203,803
6.85%, 11/03/25[b]	200	196,929

		922,251
TURKEY — 9.25%
Export Credit Bank of Turkey
5.00%, 09/23/21[b]	200	203,071
Turkey Government International Bond
3.25%, 03/23/23	654	624,021
4.25%, 04/14/26	200	198,500
4.88%, 10/09/26	200	206,279
4.88%, 04/16/43	400	375,000
5.13%, 03/25/22	200	212,400
5.63%, 03/30/21	350	379,553
5.75%, 03/22/24	400	439,000
6.00%, 01/14/41	400	434,736
6.25%, 09/26/22	400	448,500
6.63%, 02/17/45	200	236,280
6.75%, 04/03/18	250	269,491
6.75%, 05/30/40	275	326,562
6.88%, 03/17/36	270	321,637
7.00%, 03/11/19	100	111,091
7.00%, 06/05/20	150	170,546
7.25%, 03/05/38	100	124,400
7.38%, 02/05/25	200	242,500
7.38%, 02/05/25	320	388,000
7.50%, 07/14/17	200	213,224
7.50%, 11/07/19	150	171,860
8.00%, 02/14/34	163	215,012
11.88%, 01/15/30	200	344,800

		6,656,463
UKRAINE — 2.55%
Ukraine Government International Bond
7.75%, 09/01/19[d]	12	11,570
7.75%, 09/01/19[b]	100	96,520
7.75%, 09/01/20[b]	300	287,727
7.75%, 09/01/21[b]	300	286,935
7.75%, 09/01/22[b]	100	95,465

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2016

Security	Principal or Shares (000s)	Value
7.75%, 09/01/23[b]	$225	$213,694
7.75%, 09/01/24[b]	105	99,508
7.75%, 09/01/25[b]	205	192,559
7.75%, 09/01/26[b]	200	186,040
7.75%, 09/01/27[b]	200	185,790
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/25[b]	200	182,000

		1,837,808
VENEZUELA — 2.43%
Venezuela Government International Bond
6.00%, 12/09/20[b]	180	65,700
7.00%, 12/01/18[b]	150	67,500
7.00%, 03/31/38[b]	100	35,750
7.65%, 04/21/25[b]	183	66,566
7.75%, 10/13/19[b]	375	150,469
8.25%, 10/13/24[b]	400	149,500
9.00%, 05/07/23[b]	320	122,000
9.25%, 09/15/27	555	236,569
9.25%, 05/07/28[b]	240	92,400
9.38%, 01/13/34	260	100,100
11.75%, 10/21/26[b]	365	154,669
11.95%, 08/05/31[b]	545	231,625
12.75%, 08/23/22[b]	450	208,687
13.63%, 08/15/18	100	65,800

		1,747,335
VIETNAM — 0.28%
Vietnam Government International Bond
4.80%, 11/19/24[b]	200	204,717

		204,717

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $41,150,134)		40,044,319

SHORT-TERM INVESTMENTS — 1.64%

MONEY MARKET FUNDS — 1.64%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	1,181	1,180,569

		1,180,569

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,180,569)		1,180,569

Value
TOTAL INVESTMENTS IN SECURITIES — 98.65%
(Cost: $73,344,530)	$70,971,147
Other Assets, Less Liabilities — 1.35%	971,932

NET ASSETS — 100.00%	$71,943,079

VRN  —  Variable Rate Note

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

April 30, 2016

Security	Principal (000s)		Value
FOREIGN GOVERNMENT OBLIGATIONS — 93.41%

BRAZIL — 11.94%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/16	BRL	9,275	$2,627,766
0.00%, 10/01/16	BRL	12,609	3,454,923
0.00%, 01/01/17	BRL	30,645	8,146,849
0.00%, 07/01/17	BRL	5,186	1,301,114
0.00%, 01/01/18	BRL	16,728	3,968,387
0.00%, 07/01/18	BRL	11,912	2,664,404
0.00%, 01/01/19	BRL	22,291	4,735,720
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/18	BRL	389	108,669
10.00%, 01/01/19	BRL	3,208	886,849
10.00%, 01/01/21	BRL	24,326	6,514,215
10.00%, 01/01/23	BRL	14,551	3,787,786
10.00%, 01/01/25	BRL	16,300	4,151,098
10.00%, 01/01/27	BRL	3,968	1,030,218
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	126,601
10.25%, 01/10/28	BRL	1,420	372,406
12.50%, 01/05/22	BRL	1,633	494,519

			44,371,524
CHILE — 0.33%
Bonos del Banco Central de Chile en Pesos
4.50%, 04/01/20	CLP	220,000	338,560
4.50%, 06/01/20	CLP	370,000	570,264
6.00%, 02/01/21	CLP	35,000	57,338
Chile Government International Bond
5.50%, 08/05/20	CLP	173,000	276,347

			1,242,509
COLOMBIA — 4.33%
Colombia Government International Bond
7.75%, 04/14/21	COP	496,000	177,106
9.85%, 06/28/27	COP	2,058,000	829,795

Security	Principal (000s)		Value
Colombian TES
6.00%, 04/28/28	COP	6,189,000	$1,806,707
7.00%, 09/11/19	COP	8,596,000	2,966,792
7.00%, 05/04/22	COP	4,322,000	1,458,805
7.25%, 06/15/16	COP	4,365,000	1,530,203
7.50%, 08/26/26	COP	4,752,800	1,595,931
7.75%, 09/18/30	COP	2,050,000	685,106
10.00%, 07/24/24	COP	3,164,000	1,249,133
11.00%, 07/24/20	COP	5,766,000	2,258,425
11.25%, 10/24/18	COP	3,981,200	1,512,021

			16,070,024
CZECH REPUBLIC — 4.06%
Czech Republic Government Bond
0.85%, 03/17/18[a]	CZK	38,740	1,668,269
1.50%, 10/29/19[a]	CZK	24,930	1,109,100
3.75%, 09/12/20[a]	CZK	26,100	1,281,401
3.85%, 09/29/21[a]	CZK	33,810	1,720,491
4.00%, 04/11/17[a]	CZK	19,820	871,742
4.20%, 12/04/36[a]	CZK	16,780	1,112,743
4.60%, 08/18/18[a]	CZK	15,850	742,945
4.70%, 09/12/22[a]	CZK	50,160	2,731,128
5.00%, 04/11/19[a]	CZK	33,270	1,615,426
5.70%, 05/25/24[a]	CZK	37,010	2,247,395

			15,100,640
HUNGARY — 3.90%
Hungary Government Bond
3.50%, 06/24/20	HUF	258,000	1,006,083
4.00%, 04/25/18	HUF	94,770	366,631
5.50%, 12/20/18	HUF	211,430	858,308
5.50%, 06/24/25	HUF	299,780	1,301,553
6.00%, 11/24/23	HUF	638,810	2,848,413
6.50%, 06/24/19	HUF	619,070	2,614,775
6.75%, 11/24/17	HUF	341,710	1,366,412
7.00%, 06/24/22	HUF	511,860	2,347,631
7.50%, 11/12/20	HUF	396,400	1,793,747

			14,503,553
INDONESIA — 4.30%
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	19,436,000	1,315,718
6.63%, 05/15/33	IDR	20,316,000	1,360,701
7.00%, 05/15/22	IDR	7,466,000	551,124
7.88%, 04/15/19	IDR	26,444,000	2,033,529

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

April 30, 2016

Security	Principal (000s)		Value
8.25%, 06/15/32	IDR	22,783,000	$1,783,891
8.38%, 03/15/24	IDR	13,138,000	1,039,404
8.38%, 09/15/26	IDR	6,000,000	476,024
8.38%, 03/15/34	IDR	8,274,000	656,757
9.50%, 07/15/31	IDR	33,570,000	2,905,073
10.00%, 07/15/17	IDR	3,100,000	243,644
10.00%, 09/15/24	IDR	5,860,000	506,298
10.00%, 02/15/28	IDR	9,815,000	868,621
10.50%, 07/15/38	IDR	4,860,000	463,332
11.00%, 11/15/20	IDR	11,664,000	1,003,433
11.00%, 09/15/25	IDR	8,485,000	780,796

			15,988,345
ISRAEL — 4.22%
Israel Government Bond – Fixed
1.75%, 08/31/25	ILS	2,160	574,535
2.25%, 05/31/19	ILS	4,169	1,176,508
4.00%, 01/31/18	ILS	5,514	1,575,575
4.25%, 03/31/23	ILS	9,433	3,004,130
5.00%, 01/31/20	ILS	6,909	2,149,304
5.50%, 02/28/17	ILS	5,850	1,637,150
5.50%, 01/31/22	ILS	3,150	1,050,440
5.50%, 01/31/42	ILS	3,246	1,270,821
6.00%, 02/28/19	ILS	6,028	1,867,072
6.25%, 10/30/26	ILS	3,650	1,381,244

			15,686,779
MALAYSIA — 4.29%
Malaysia Government Bond
3.26%, 03/01/18	MYR	11,300	2,900,136
3.48%, 03/15/23	MYR	1,200	301,777
3.49%, 03/31/20	MYR	3,449	881,484
3.50%, 05/31/27	MYR	1,904	458,763
4.01%, 09/15/17	MYR	16,597	4,313,563
4.05%, 09/30/21	MYR	3,374	878,985
4.13%, 04/15/32	MYR	3,274	823,348
4.17%, 04/30/21	MYR	7,098	1,861,851
4.39%, 04/15/26	MYR	3,444	914,368
4.50%, 04/15/30	MYR	3,300	868,281
4.94%, 09/30/43	MYR	1,975	522,878
5.73%, 07/30/19	MYR	4,418	1,208,190

			15,933,624

Security	Principal (000s)		Value
MEXICO — 8.33%
Mexican Bonos
5.00%, 06/15/17	MXN	23,466	$1,384,287
6.25%, 06/16/16	MXN	18,955	1,109,743
6.50%, 06/10/21	MXN	61,634	3,794,510
7.25%, 12/15/16	MXN	8,517	507,348
7.50%, 06/03/27	MXN	47,627	3,112,824
7.75%, 12/14/17	MXN	54,412	3,359,315
7.75%, 05/29/31	MXN	31,508	2,096,580
7.75%, 11/13/42	MXN	37,833	2,557,192
8.00%, 06/11/20	MXN	10,320	667,258
8.00%, 12/07/23	MXN	47,246	3,152,740
8.50%, 12/13/18	MXN	55,543	3,550,132
8.50%, 11/18/38	MXN	6,451	466,678
10.00%, 12/05/24	MXN	44,246	3,329,123
10.00%, 11/20/36	MXN	9,945	817,501
United Mexican States
6.50%, 06/09/22	MXN	16,799	1,032,017

			30,937,248
PERU — 1.45%
Peru Government Bond
5.70%, 08/12/24	PEN	1,895	574,423
6.85%, 02/12/42	PEN	1,510	463,012
6.90%, 08/12/37	PEN	2,481	771,681
6.95%, 08/12/31	PEN	2,378	753,111
7.84%, 08/12/20	PEN	3,092	1,037,869
8.20%, 08/12/26	PEN	5,087	1,787,498

			5,387,594
PHILIPPINES — 4.05%
Philippine Government Bond
2.13%, 05/23/18	PHP	3,700	78,124
2.88%, 05/22/17	PHP	26,500	569,195
3.38%, 08/20/20	PHP	30,000	643,073
3.88%, 11/22/19	PHP	96,380	2,106,043
4.00%, 12/06/22	PHP	36,140	784,578
4.13%, 08/20/24	PHP	50,000	1,092,711
4.63%, 09/09/40	PHP	53,500	1,129,482
5.00%, 08/18/18	PHP	27,950	624,441
6.38%, 01/19/22	PHP	15,408	375,556
7.00%, 03/31/17	PHP	23,140	514,733
8.00%, 07/19/31	PHP	43,300	1,343,341
8.13%, 12/16/35	PHP	59,777	1,852,907
8.50%, 11/29/32	PHP	45,430	1,404,559

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Philippine Government International Bond
4.95%, 01/15/21	PHP	52,000	$1,150,627
6.25%, 01/14/36	PHP	57,000	1,363,830

			15,033,200
POLAND — 3.85%
Poland Government Bond
1.50%, 04/25/20	PLN	6,690	1,716,005
3.25%, 07/25/19	PLN	7,857	2,148,817
3.25%, 07/25/25	PLN	5,617	1,509,155
3.75%, 04/25/18	PLN	3,778	1,031,883
4.00%, 10/25/23	PLN	6,866	1,945,229
4.75%, 10/25/16	PLN	1,258	334,474
4.75%, 04/25/17	PLN	4,047	1,093,160
5.25%, 10/25/20	PLN	3,121	928,914
5.50%, 10/25/19	PLN	3,477	1,023,093
5.75%, 09/23/22	PLN	8,254	2,573,589

			14,304,319
ROMANIA — 2.64%
Romania Government Bond
4.75%, 06/24/19	RON	2,165	600,133
5.60%, 11/28/18	RON	6,770	1,904,827
5.80%, 07/26/27	RON	3,750	1,108,839
5.85%, 04/26/23	RON	11,930	3,519,967
5.90%, 07/26/17	RON	1,710	463,189
6.75%, 06/11/17	RON	2,560	695,700
Romanian Government International Bond
4.75%, 08/29/16	RON	5,820	1,507,048

			9,799,703
RUSSIA — 4.35%
Russian Federal Bond – OFZ
6.20%, 01/31/18	RUB	76,303	1,122,453
6.70%, 05/15/19	RUB	59,187	858,764
6.80%, 12/11/19	RUB	144,334	2,080,802
6.90%, 08/03/16	RUB	27,000	414,126
7.00%, 01/25/23	RUB	254,528	3,592,689
7.05%, 01/19/28	RUB	60,500	823,097
7.40%, 04/19/17	RUB	56,261	854,494
7.40%, 06/14/17	RUB	6,786	102,814
7.50%, 03/15/18	RUB	65,773	987,879
7.50%, 02/27/19	RUB	84,000	1,247,354
7.60%, 04/14/21	RUB	160,027	2,354,048
8.15%, 02/03/27	RUB	101,366	1,508,364

Security	Principal (000s)		Value
Russian Foreign Bond – Eurobond
7.85%, 03/10/18[a]	RUB	15,000	$226,916

			16,173,800
SOUTH AFRICA — 4.48%
South Africa Government Bond
6.25%, 03/31/36	ZAR	70,669	3,541,586
6.50%, 02/28/41	ZAR	22,785	1,132,525
6.75%, 03/31/21	ZAR	10,140	664,971
7.25%, 01/15/20	ZAR	16,428	1,116,535
8.00%, 12/21/18	ZAR	7,690	539,774
8.00%, 01/31/30	ZAR	25,760	1,628,171
8.25%, 09/15/17	ZAR	15,082	1,069,083
8.50%, 01/31/37	ZAR	23,880	1,514,144
8.75%, 02/28/48	ZAR	40,332	2,565,440
10.50%, 12/21/26	ZAR	34,370	2,673,061
13.50%, 09/15/16	ZAR	2,667	191,828

			16,637,118
SOUTH KOREA — 18.40%
Korea Monetary Stabilization Bond
1.71%, 04/02/17	KRW	5,276,220	4,641,027
1.96%, 02/02/17	KRW	2,280,000	2,008,597
2.22%, 10/02/16	KRW	4,180,000	3,679,787
2.46%, 08/02/16	KRW	925,080	813,907
Korea Treasury Bond
2.75%, 09/10/17	KRW	4,452,810	3,975,092
2.75%, 12/10/44	KRW	2,777,110	2,890,373
3.00%, 12/10/42	KRW	2,845,190	3,068,955
3.13%, 03/10/19	KRW	1,496,650	1,373,453
3.50%, 03/10/17	KRW	1,509,830	1,348,034
3.50%, 03/10/24	KRW	2,360,280	2,339,544
3.75%, 06/10/22	KRW	3,000,000	2,954,423
3.75%, 12/10/33	KRW	3,821,410	4,285,352
4.00%, 12/10/31	KRW	3,299,000	3,719,728
4.25%, 06/10/21	KRW	4,656,000	4,616,935
4.75%, 12/10/30	KRW	3,111,860	3,734,177
5.00%, 09/10/16	KRW	3,983,900	3,541,105
5.00%, 06/10/20	KRW	2,626,680	2,620,433
5.25%, 03/10/27	KRW	5,000,000	5,869,624
5.50%, 09/10/17	KRW	4,274,600	3,953,836
5.50%, 12/10/29	KRW	1,234,790	1,556,947
5.75%, 09/10/18	KRW	5,568,680	5,368,004

			68,359,333

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

April 30, 2016

Security	Principal or Shares (000s)		Value
THAILAND — 4.37%
Thailand Government Bond
3.58%, 12/17/27	THB	87,892	$2,943,237
3.65%, 12/17/21	THB	30,650	974,754
3.78%, 06/25/32	THB	29,808	1,021,895
3.80%, 06/14/41	THB	4,988	177,813
3.85%, 12/12/25	THB	84,479	2,853,155
3.88%, 06/13/19	THB	49,450	1,519,685
4.13%, 11/18/16	THB	32,522	944,516
4.26%, 12/12/37[a]	THB	8,170	312,535
4.85%, 06/17/61	THB	14,000	564,100
4.88%, 06/22/29	THB	49,500	1,866,474
5.13%, 03/13/18	THB	28,588	873,837
5.67%, 03/13/28	THB	16,395	649,539
6.15%, 07/07/26	THB	37,899	1,516,394

			16,217,934
TURKEY — 4.12%
Turkey Government Bond
6.30%, 02/14/18	TRY	7,232	2,474,217
8.00%, 03/12/25	TRY	4,540	1,520,362
8.50%, 07/10/19	TRY	6,818	2,407,638
8.50%, 09/14/22	TRY	9,700	3,381,953
8.80%, 09/27/23	TRY	4,703	1,660,348
9.00%, 03/08/17	TRY	4,492	1,605,954
9.00%, 07/24/24	TRY	4,123	1,468,126
10.50%, 01/15/20	TRY	2,113	793,613

			15,312,211

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $369,077,797)			347,059,458

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]		162	161,834

			161,834

TOTAL SHORT-TERM INVESTMENTS
(Cost: $161,834)			161,834

Value
TOTAL INVESTMENTS IN SECURITIES — 93.45%
(Cost: $369,239,631)	$347,221,292
Other Assets, Less Liabilities — 6.55%	24,319,545

NET ASSETS — 100.00%	$371,540,837

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of April 30, 2016 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
KRW 9,110,000,000	USD 7,899,171	06/30/2016	SSB	$69,056
USD 7,113,605	NGN 1,574,230,000	06/30/2016	SOC	(394,749)

	Net unrealized depreciation			$(325,693)

Counterparties:

SOC  —  Societe Generale

SSB  —  State Street Bank London

Currency Abbreviations:

BRL  —  Brazilian Real

CLP  —  Chilean Peso

COP  —  Colombian Peso

CZK  —  Czech Koruna

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NGN  —  Nigerian Naira

PEN  —  Peru Nuevo Sol

PHP  —  Philippine Peso

PLN  —  Polish Zloty

RON  —  Romanian Leu

RUB  —  New Russian Ruble

THB  —  Thai Baht

TRY  —  Turkish Lira

USD  —  United States Dollar

ZAR  —  South African Rand

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
CORPORATE BONDS & NOTES — 97.85%

AUSTRALIA — 0.49%
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 04/01/17)[a,b]	USD	65	$59,041
8.25%, 11/01/19 (Call 06/01/16)[a,b]	USD	65	67,971
9.75%, 03/01/22 (Call 03/01/18)[a,b]	USD	175	183,540
Origin Energy Finance Ltd.
4.00%, 09/16/74 (Call 09/16/19)[c]	EUR	100	95,947
Santos Finance Ltd.
8.25%, 09/22/70 (Call 09/22/17)	EUR	100	112,813

			519,312
AUSTRIA — 0.21%
Raiffeisen Bank International AG
6.63%, 05/18/21	EUR	100	121,797
VRN, (5 year EUR Swap + 3.300%)
4.50%, 02/21/25 (Call 02/21/20)[c]	EUR	100	96,744

			218,541
BELGIUM — 0.24%
Barry Callebaut Services NV
5.63%, 06/15/21[c]	EUR	100	135,019
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[c]	EUR	100	116,149

			251,168
CANADA — 3.07%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a]	USD	100	102,500
6.00%, 04/01/22 (Call 10/01/17)[a]	USD	225	231,187
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a]	USD	50	52,312
7.63%, 10/01/19 (Call 10/01/16)[a]	CAD	25	21,006
7.75%, 04/15/21[a]	USD	25	26,016

Security	Principal (000s)		Value
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 05/30/16)[c]	CAD	50	$37,123
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	50	31,934
Bombardier Inc.
4.75%, 04/15/19[a]	USD	50	46,562
5.50%, 09/15/18[a]	USD	100	98,500
5.75%, 03/15/22[a,b]	USD	50	43,250
6.00%, 10/15/22 (Call 04/15/17)[a]	USD	100	85,100
6.13%, 05/15/21[c]	EUR	100	113,229
6.13%, 01/15/23[a]	USD	150	129,891
7.50%, 03/15/18[a]	USD	100	101,330
7.50%, 03/15/25 (Call 03/15/20)[a]	USD	125	111,146
7.75%, 03/15/20[a]	USD	50	49,375
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/15/18)[a]	CAD	50	38,320
6.50%, 12/15/20 (Call 05/30/16)[a]	USD	50	49,844
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a]	USD	25	23,250
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	25	18,362
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[a]	CAD	25	19,877
Concordia Healthcare Corp.
7.00%, 04/15/23 (Call 04/15/18)[a]	USD	50	46,375
9.50%, 10/21/22 (Call 12/15/18)[a]	USD	75	76,078
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)	USD	50	51,281
6.75%, 01/01/20 (Call 01/01/17)	USD	50	52,507
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[a]	CAD	25	18,861

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[a]	CAD	50	$36,624
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[a]	CAD	50	40,765
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a]	USD	125	79,375
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a]	USD	50	50,750
7.88%, 11/01/22 (Call 11/01/18)[a]	USD	25	25,313
Mattamy Group Corp.
6.88%, 11/15/20 (Call 05/30/16)[a]	CAD	50	38,969
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	USD	75	57,375
6.50%, 03/15/21 (Call 05/31/16)[a]	USD	75	59,039
7.00%, 03/31/24 (Call 09/30/18)[a]	USD	100	78,500
Newalta Corp.
Series 2
7.75%, 11/14/19 (Call 05/30/16)	CAD	22	15,046
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a]	USD	50	49,504
5.25%, 08/01/23 (Call 08/01/18)[a,b]	USD	50	50,382
NRL Energy Investments Ltd.
8.25%, 04/13/18 (Call 05/30/16)	CAD	25	2,994
Paramount Resources Ltd.
7.63%, 12/04/19 (Call 05/30/16)	CAD	50	34,129
Parkland Fuel Corp.
6.00%, 11/21/22 (Call 11/21/17)	CAD	50	40,316
Postmedia Network Inc.
8.25%, 08/16/17 (Call 05/30/16)[a]	CAD	21	13,952
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)	USD	25	19,606
6.63%, 11/15/20 (Call 05/30/16)	USD	50	44,562

Security	Principal (000s)		Value
Quebecor Media Inc.
5.75%, 01/15/23	USD	150	$155,250
6.63%, 01/15/23[a]	CAD	50	41,434
7.38%, 01/15/21 (Call 05/30/16)	CAD	50	41,289
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[a]	CAD	25	19,547
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[a,b]	USD	25	24,600
Superior Plus LP
6.50%, 12/09/21 (Call 12/09/17)	CAD	25	19,809
Teck Resources Ltd.
2.50%, 02/01/18	USD	25	23,750
3.00%, 03/01/19	USD	50	45,500
3.75%, 02/01/23 (Call 11/01/22)	USD	100	78,250
4.50%, 01/15/21 (Call 10/15/20)	USD	50	42,625
4.75%, 01/15/22 (Call 10/15/21)	USD	50	41,500
Tervita Corp.
8.00%, 11/15/18 (Call 05/31/16)[a,b]	USD	50	43,125
9.00%, 11/15/18 (Call 05/30/16)[a]	CAD	25	16,566
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 05/31/16)	CAD	25	17,397
Videotron Ltd.
5.00%, 07/15/22	USD	75	78,005
5.38%, 06/15/24 (Call 03/15/24)[a]	USD	50	52,111
5.63%, 06/15/25 (Call 03/15/25)	CAD	25	20,302
5.75%, 01/15/26 (Call 09/15/20)[c]	CAD	25	20,258
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 05/30/16)	CAD	36	30,117

			3,223,852
DENMARK — 0.10%
TDC A/S
3.50%, 02/26/49 (Call 02/26/21)[c]	EUR	100	109,034

			109,034
FINLAND — 0.19%
Nokia OYJ
5.38%, 05/15/19	USD	75	80,125

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Stora Enso OYJ
5.00%, 03/19/18[c]	EUR	100	$123,630

			203,755
FRANCE — 3.93%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 05/30/16)[c]	EUR	100	111,498
Areva SA
3.25%, 09/04/20[c]	EUR	100	101,773
3.50%, 03/22/21	EUR	100	101,216
4.63%, 10/05/17[c]	EUR	100	116,606
4.88%, 09/23/24	EUR	100	98,352
CMA CGM SA
8.75%, 12/15/18 (Call 05/31/16)[c]	EUR	100	105,921
Credit Agricole SA
VRN, (3 mo. LIBOR + 1.233%)
6.64%, 05/29/49 (Call 05/31/17)[a,b]	USD	100	99,240
VRN, (3 mo. LIBOR + 6.982%)
8.38%, 10/29/49 (Call 10/13/19)[a]	USD	100	113,204
Elis SA
3.00%, 04/30/22 (Call 04/30/18)[c]	EUR	100	115,966
Faurecia
3.13%, 06/15/22 (Call 06/15/18)[c]	EUR	100	115,829
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)	EUR	100	123,768
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/15/16)[c]	EUR	100	119,842
La Financiere Atalian SAS
7.25%, 01/15/20 (Call 01/15/17)[c]	EUR	100	122,455
Loxam SAS
4.88%, 07/23/21 (Call 07/23/17)[c]	EUR	100	120,251
Nexans SA
5.75%, 05/02/17	EUR	50	59,955

Security	Principal (000s)		Value
Numericable-SFR SA
4.88%, 05/15/19 (Call 05/16/16)[a]	USD	200	$207,250
5.38%, 05/15/22 (Call 05/15/17)[c]	EUR	100	119,011
5.63%, 05/15/24 (Call 05/15/19)[c]	EUR	100	119,104
6.00%, 05/15/22 (Call 05/15/17)[a]	USD	400	400,500
6.25%, 05/15/24 (Call 05/15/19)[a]	USD	200	194,500
7.38%, 05/01/26 (Call 05/01/21)[a]	USD	200	203,000
Peugeot SA
6.50%, 01/18/19[c]	EUR	100	130,900
7.38%, 03/06/18[c]	EUR	100	127,883
Rexel SA
5.13%, 06/15/20 (Call 06/15/16)[c]	EUR	100	119,001
SGD Group SAS
5.63%, 05/15/19 (Call 05/31/16)[c]	EUR	100	116,855
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[c]	EUR	100	111,353
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[c]	EUR	150	182,359
Tereos Finance Groupe I
4.25%, 03/04/20 (Call 03/04/19)	EUR	100	115,860
THOM Europe SAS
7.38%, 07/15/19 (Call 07/15/16)[c]	EUR	100	121,701
Vallourec SA
3.25%, 08/02/19	EUR	100	105,199
WFS Global Holding SAS
9.50%, 07/15/22 (Call 07/15/18)[c]	EUR	100	124,388

			4,124,740
GERMANY — 4.55%
Bilfinger SE
2.38%, 12/07/19[c]	EUR	100	115,132

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Deutsche Lufthansa AG
5.13%, 08/12/75 (Call 02/12/21)[c]	EUR	100	$120,727
Douglas GmbH
6.25%, 07/15/22 (Call 07/15/18)[c]	EUR	100	123,547
FMC Finance VIII SA
5.25%, 07/31/19[c]	EUR	100	130,106
Fresenius Finance BV
3.00%, 02/01/21[c]	EUR	100	125,507
4.00%, 02/01/24[c]	EUR	100	136,547
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a]	USD	50	51,250
4.75%, 10/15/24 (Call 07/17/24)[a,b]	USD	50	51,910
5.63%, 07/31/19[a]	USD	100	108,875
5.88%, 01/31/22[a]	USD	50	55,688
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a,b]	USD	75	82,086
Hapag-Lloyd AG
7.75%, 10/01/18 (Call 05/31/16)[c]	EUR	100	118,563
HeidelbergCement AG
2.25%, 03/30/23 (Call 12/30/22)[c]	EUR	75	88,230
HeidelbergCement Finance Luxembourg SA
3.25%, 10/21/21[c]	EUR	150	188,281
8.50%, 10/31/19[c]	EUR	100	143,724
9.50%, 12/15/18[c]	EUR	50	70,043
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	50	63,878
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[c]	EUR	100	121,384
ProGroup AG
5.13%, 05/01/22 (Call 05/01/18)[c]	EUR	100	121,555
RWE AG
2.75%, 04/21/75 (Call 10/21/20)[c]	EUR	100	100,188

Security	Principal (000s)		Value
Schaeffler Finance BV
3.25%, 05/15/25 (Call 05/15/20)[c]	EUR	100	$119,709
3.50%, 05/15/22 (Call 05/15/17)[c]	EUR	100	118,095
4.75%, 05/15/21 (Call 05/30/16)[a]	USD	200	205,500
Techem GmbH
6.13%, 10/01/19 (Call 05/30/16)[c]	EUR	100	120,031
ThyssenKrupp AG
1.75%, 11/25/20 (Call 08/25/20)[c]	EUR	75	85,678
2.50%, 02/25/25[c]	EUR	100	112,878
2.75%, 03/08/21 (Call 12/08/20)[c]	EUR	100	117,002
4.00%, 08/27/18	EUR	175	213,159
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 05/31/16)[c]	EUR	100	120,265
TUI AG
4.50%, 10/01/19 (Call 10/01/16)[c]	EUR	100	118,312
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[c]	EUR	100	103,912
6.13%, 01/15/25 (Call 01/15/20)[a,b]	USD	200	205,406
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.63%, 02/15/26 (Call 02/15/21)[c]	EUR	100	120,036
5.50%, 09/15/22 (Call 09/15/17)[c]	EUR	81	99,028
5.63%, 04/15/23 (Call 04/15/18)[c]	EUR	80	98,603
ZF North America Capital Inc.
2.75%, 04/27/23[c]	EUR	200	235,028
4.00%, 04/29/20[a,b]	USD	150	156,844
4.50%, 04/29/22[a]	USD	150	152,250
4.75%, 04/29/25[a]	USD	150	152,250

			4,771,207

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
GREECE — 0.22%
OTE PLC
3.50%, 07/09/20[c]	EUR	100	$108,384
7.88%, 02/07/18[c]	EUR	100	120,549

			228,933
INDIA — 0.11%
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[c]	EUR	100	112,920

			112,920
IRELAND — 0.64%
Allied Irish Banks PLC
4.13%, 11/26/25 (Call 11/26/20)[c]	EUR	100	107,879
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 01/15/22 (Call 06/30/17)[c]	EUR	100	115,928
6.25%, 01/31/19 (Call 05/30/16)[a,b]	USD	200	205,500
Bank of Ireland
4.25%, 06/11/24 (Call 06/11/19)[c]	EUR	100	113,470
Smurfit Kappa Acquisitions
4.13%, 01/30/20[c]	EUR	100	126,151

			668,928
ITALY — 5.32%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[c]	EUR	100	116,893
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[c]	EUR	100	118,822
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[c]	EUR	100	114,911
5.00%, 04/21/20[c]	EUR	50	52,400
Banca Popolare di Milano Scarl
7.13%, 03/01/21[c]	EUR	100	126,904
Banca Popolare di Vicenza
2.75%, 03/20/20[c]	EUR	100	101,937

Security	Principal (000s)		Value
Banco Popolare SC
2.38%, 01/22/18[c]	EUR	100	$116,221
2.75%, 07/27/20[c]	EUR	100	116,503
3.50%, 03/14/19[c]	EUR	100	118,776
6.00%, 11/05/20[c]	EUR	100	121,430
Buzzi Unicem SpA
2.13%, 04/28/23	EUR	100	114,544
Enel SpA
VRN, (5 year EUR Swap + 3.648%)
5.00%, 01/15/75 (Call 01/15/20)[c]	EUR	100	121,142
VRN, (5 year EUR Swap + 5.242%)
6.50%, 01/10/74 (Call 01/10/19)[c]	EUR	100	124,606
Finmeccanica SpA
4.50%, 01/19/21	EUR	100	129,107
Intesa Sanpaolo SpA
2.86%, 04/23/25[c]	EUR	100	112,452
3.93%, 09/15/26[c]	EUR	100	117,604
5.00%, 09/23/19[c]	EUR	150	189,813
5.15%, 07/16/20	EUR	100	127,813
6.63%, 09/13/23[c]	EUR	100	137,599
Italcementi Finance SA
6.63%, 03/19/20[c]	EUR	100	137,642
Mediobanca SpA
5.75%, 04/18/23	EUR	100	131,839
TeamSystem Holding SpA
7.38%, 05/15/20 (Call 05/17/16)[c]	EUR	100	118,670
Telecom Italia Capital SA
7.00%, 06/04/18	USD	100	109,267
Telecom Italia SpA
4.00%, 01/21/20[c]	EUR	100	126,887
4.75%, 05/25/18[c]	EUR	100	124,638
5.25%, 02/10/22[c]	EUR	100	136,569
6.13%, 12/14/18	EUR	100	131,005
Telecom Italia SpA/Milano
3.25%, 01/16/23[c]	EUR	100	123,610
3.63%, 01/19/24[c]	EUR	100	124,631
5.30%, 05/30/24[a,b]	USD	200	209,750
5.38%, 01/29/19[c]	EUR	100	129,086
6.38%, 06/24/19	GBP	50	81,147
UniCredit SpA
6.70%, 06/05/18[c]	EUR	100	126,024
6.95%, 10/31/22[c]	EUR	200	262,490

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
VRN, (5 year EUR Swap + 4.100%)
5.75%, 10/28/25 (Call 10/28/20)[c]	EUR	100	$122,085
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[c]	EUR	115	128,075
Veneto Banca SCPA
4.00%, 01/20/17[c]	EUR	100	113,676
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 07/15/16)[c]	EUR	350	390,824
4.75%, 07/15/20 (Call 07/15/16)[a]	USD	200	190,900
7.00%, 04/23/21 (Call 04/23/17)[c]	EUR	100	104,824
7.38%, 04/23/21 (Call 04/23/17)[a]	USD	200	178,500

			5,581,616
JAPAN — 0.54%
SoftBank Group Corp.
4.00%, 07/30/22 (Call 04/30/22)[c]	EUR	100	121,726
4.50%, 04/15/20[a,b]	USD	200	200,854
4.63%, 04/15/20[c]	EUR	100	125,017
5.25%, 07/30/27 (Call 04/30/27)[c]	EUR	100	119,021

			566,618
LUXEMBOURG — 3.76%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[c]	EUR	100	119,232
6.50%, 01/15/22 (Call 12/15/16)[a]	USD	200	202,250
6.63%, 02/15/23 (Call 02/15/18)[a]	USD	200	198,250
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[c]	EUR	100	106,448
7.25%, 05/15/22 (Call 05/15/17)[c]	EUR	200	232,785
7.63%, 02/15/25 (Call 02/15/20)[a,b]	USD	200	193,250
7.75%, 05/15/22 (Call 05/15/17)[a]	USD	200	199,648

Security	Principal (000s)		Value
ArcelorMittal
2.88%, 07/06/20[c]	EUR	100	$112,139
3.00%, 03/25/19[c]	EUR	100	114,703
3.13%, 01/14/22[c]	EUR	100	109,260
5.13%, 06/01/20[b]	USD	50	49,229
5.88%, 11/17/17[c]	EUR	50	61,529
6.00%, 08/05/20	USD	75	76,104
6.13%, 06/01/18	USD	100	103,875
6.13%, 06/01/25[b]	USD	50	48,944
6.50%, 03/01/21	USD	150	153,938
7.25%, 02/25/22	USD	100	104,504
10.85%, 06/01/19	USD	200	229,660
Garfunkelux Holdco 3 SA
8.50%, 11/01/22 (Call 11/01/18)[c]	GBP	100	144,912
INEOS Group Holdings SA
6.13%, 08/15/18 (Call 05/31/16)[a]	USD	200	202,885
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[b]	USD	250	159,062
6.63%, 12/15/22 (Call 12/15/17)	USD	100	64,750
7.25%, 04/01/19 (Call 05/31/16)	USD	200	164,000
7.25%, 10/15/20 (Call 05/31/16)[b]	USD	200	145,007
7.50%, 04/01/21 (Call 05/31/16)	USD	100	71,750
8.00%, 02/15/24 (Call 02/15/19)[a]	USD	100	103,500
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/16)	USD	50	38,531
7.75%, 06/01/21 (Call 06/01/17)	USD	150	49,500
8.13%, 06/01/23 (Call 06/01/18)	USD	75	24,563
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[c]	EUR	100	111,269
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[c]	EUR	100	122,848
Swissport Investments SA
6.75%, 12/15/21 (Call 06/15/18)[c]	EUR	100	122,295

			3,940,620

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
NETHERLANDS — 2.52%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19	USD	150	$152,812
4.63%, 10/30/20[b]	USD	150	156,083
4.63%, 07/01/22	USD	150	156,000
5.00%, 10/01/21[b]	USD	150	158,157
Constellium NV
7.88%, 04/01/21 (Call 04/01/18)[a]	USD	250	257,500
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[c]	EUR	100	125,540
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 04/15/18)[c]	EUR	100	122,746
Neptune Finco Corp.
10.13%, 01/15/23 (Call 01/15/19)[a]	USD	200	219,500
10.88%, 10/15/25 (Call 10/15/20)[a]	USD	200	222,750
NXP BV/NXP Funding LLC
4.13%, 06/15/20[a]	USD	200	206,500
OI European Group BV
6.75%, 09/15/20[c]	EUR	100	135,151
Sensata Technologies BV
4.88%, 10/15/23[a]	USD	25	25,188
5.00%, 10/01/25[a]	USD	150	151,125
5.63%, 11/01/24[a]	USD	50	52,250
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[c]	EUR	100	122,099
6.75%, 03/15/23 (Call 03/15/18)[c]	EUR	100	124,328
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a]	USD	135	142,310
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	100	113,565

			2,643,604

Security	Principal (000s)		Value
NEW ZEALAND — 0.83%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
6.00%, 06/15/17 (Call 06/15/16)[a]	USD	50	$50,063
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 05/30/16)	USD	350	362,760
6.88%, 02/15/21 (Call 05/31/16)	USD	100	103,538
7.13%, 04/15/19 (Call 05/31/16)[b]	USD	100	101,848
8.25%, 02/15/21 (Call 05/31/16)	USD	100	102,875
9.88%, 08/15/19 (Call 05/31/16)[b]	USD	150	155,062

			876,146
NORWAY — 0.12%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[c]	EUR	100	121,669

			121,669
PORTUGAL — 0.11%
EDP – Energias de Portugal SA
5.38%, 09/16/75 (Call 03/16/21)[c]	EUR	100	114,206

			114,206
SOUTH AFRICA — 0.11%
Sappi Papier Holding GmbH
3.38%, 04/01/22 (Call 04/01/18)[c]	EUR	100	115,097

			115,097
SOUTH KOREA — 0.03%
Harvest Operations Corp.
6.88%, 10/01/17	USD	40	34,150

			34,150
SPAIN — 1.64%
Banco de Sabadell SA
5.63%, 05/06/26	EUR	100	113,676
6.25%, 04/26/20	EUR	50	63,556
Bankia SA
3.50%, 01/17/19[c]	EUR	100	122,503

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
VRN, (5 year EUR Swap + 3.166%)
4.00%, 05/22/24 (Call 05/22/19)[c]	EUR	100	$110,526
Bankinter SA
6.38%, 09/11/19[c]	EUR	50	65,243
BPE Financiaciones SA
2.00%, 02/03/20[c]	EUR	100	114,470
CaixaBank SA
5.00%, 11/14/23 (Call 11/14/18)[c]	EUR	100	118,954
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[c]	EUR	100	117,733
Cellnex Telecom SAU
3.13%, 07/27/22[c]	EUR	100	117,472
Cirsa Funding Luxembourg SA
5.88%, 05/15/23 (Call 05/15/18)[c]	EUR	100	115,529
Gestamp Funding Luxembourg SA
5.88%, 05/31/20 (Call 05/31/16)[c]	EUR	100	118,205
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)	USD	200	206,500
Grupo Antolin Dutch BV
5.13%, 06/30/22 (Call 06/30/18)[c]	EUR	100	121,562
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[c]	EUR	100	16,608
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 03/15/18)[c]	EUR	100	98,244
Repsol International Finance BV
4.50%, 03/25/75 (Call 03/25/25)[c]	EUR	100	98,416

			1,719,197
SWEDEN — 0.23%
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[c]	EUR	100	122,699
Volvo Treasury AB
4.20%, 06/10/75 (Call 06/10/20)[c]	EUR	100	115,953

			238,652

Security	Principal (000s)		Value
SWITZERLAND — 0.23%
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[c]	EUR	100	$121,825
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[c]	EUR	100	119,476

			241,301
UNITED KINGDOM — 6.97%
AA Bond Co. Ltd.
5.50%, 07/31/43 (Call 07/31/18)[c]	GBP	100	141,732
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 05/31/16)[a]	USD	200	161,833
Alliance Automotive Finance PLC
6.25%, 12/01/21 (Call 11/19/17)[c]	EUR	100	122,715
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 09/30/16)[c]	GBP	100	158,398
Ashtead Capital Inc.
6.50%, 07/15/22 (Call 07/15/17)[a]	USD	200	211,000
Boparan Finance PLC
5.50%, 07/15/21 (Call 07/15/17)[c]	GBP	100	137,423
Brakes Capital
7.13%, 12/15/18 (Call 05/31/16)[c]	GBP	100	151,942
Case New Holland Industrial Inc.
7.88%, 12/01/17	USD	200	213,000
CNH Industrial Finance Europe SA
2.75%, 03/18/19[c]	EUR	100	117,464
2.88%, 09/27/21[c]	EUR	100	117,502
6.25%, 03/09/18[c]	EUR	100	124,073
Co-Operative Bank PLC/ United Kingdom
5.13%, 09/20/17	GBP	50	70,060
EC Finance PLC
5.13%, 07/15/21 (Call 01/15/17)[c]	EUR	100	120,063

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[c]	EUR	100	$117,023
5.25%, 04/15/23	USD	200	201,758
Fiat Chrysler Finance Europe
4.75%, 03/22/21[c]	EUR	100	125,004
4.75%, 07/15/22[c]	EUR	100	124,759
6.63%, 03/15/18[c]	EUR	250	312,682
6.75%, 10/14/19[c]	EUR	100	131,764
7.38%, 07/09/18	EUR	100	127,918
Ineos Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[c]	EUR	100	112,026
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	USD	100	95,250
Interoute Finco PLC
7.38%, 10/15/20 (Call 10/15/17)[c]	EUR	100	124,164
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	USD	200	201,146
3.88%, 03/01/23[c]	GBP	100	140,016
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[c]	GBP	100	141,936
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 08/01/17)[c]	GBP	100	148,621
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 03/15/17)[c]	GBP	100	146,072
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[c]	EUR	50	57,686
Royal Bank of Scotland Group PLC
5.13%, 05/28/24	USD	200	196,057
6.00%, 12/19/23	USD	250	256,037
6.10%, 06/10/23	USD	75	77,747
6.13%, 12/15/22	USD	200	213,163
VRN, (5 year EUR Swap + 2.650%)
3.63%, 03/25/24 (Call 03/25/19)[c]	EUR	100	112,120

Security	Principal (000s)		Value
Royal Bank of Scotland PLC (The)
4.35%, 01/23/17	EUR	100	$117,394
6.93%, 04/09/18	EUR	100	125,943
Silk Bidco AS
7.50%, 02/01/22 (Call 02/01/18)[c]	EUR	100	118,564
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[c]	EUR	100	114,340
2.50%, 07/01/24[c]	EUR	100	112,214
Tesco PLC
3.38%, 11/02/18[c]	EUR	100	120,557
6.13%, 02/24/22	GBP	100	162,087
Thomas Cook Finance PLC
6.75%, 06/15/21 (Call 01/15/18)[c]	EUR	100	117,035
Travis Perkins PLC
4.38%, 09/15/21[c]	GBP	100	148,291
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[c]	EUR	100	110,176
Virgin Media Secured Finance PLC
5.25%, 01/15/26 (Call 01/15/20)[a,b]	USD	200	199,576
5.38%, 04/15/21 (Call 04/15/17)[a]	USD	180	188,325
5.50%, 01/15/21	GBP	100	155,243
5.50%, 01/15/25 (Call 01/15/19)[c]	GBP	90	129,868
6.25%, 03/28/29 (Call 01/15/21)[c]	GBP	100	145,767
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[c]	EUR	100	121,236
Worldpay Finance PLC
3.75%, 11/15/22[c]	EUR	100	119,872

			7,316,642
UNITED STATES — 61.69%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)[b]	USD	100	102,187

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a]	USD	125	$131,562
6.13%, 09/15/23 (Call 09/15/18)[a]	USD	100	108,937
ADT Corp. (The)
2.25%, 07/15/17	USD	50	50,625
3.50%, 07/15/22	USD	75	69,000
4.13%, 04/15/19	USD	25	26,625
4.13%, 06/15/23[b]	USD	50	46,250
6.25%, 10/15/21[b]	USD	75	77,589
Advanced Micro Devices Inc.
6.75%, 03/01/19	USD	50	42,000
7.00%, 07/01/24 (Call 07/01/19)	USD	50	37,313
7.50%, 08/15/22	USD	75	58,125
7.75%, 08/01/20 (Call 05/31/16)	USD	25	20,156
AECOM
5.75%, 10/15/22 (Call 10/15/17)	USD	25	26,063
5.88%, 10/15/24 (Call 07/15/24)	USD	100	105,000
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[b]	USD	50	49,375
5.50%, 03/15/24 (Call 03/15/19)[b]	USD	50	50,875
5.50%, 04/15/25 (Call 04/15/20)	USD	200	201,000
7.38%, 07/01/21 (Call 06/01/21)[b]	USD	75	85,406
Aircastle Ltd.
4.63%, 12/15/18[b]	USD	25	25,688
5.00%, 04/01/23[b]	USD	75	76,125
5.13%, 03/15/21[b]	USD	25	26,438
5.50%, 02/15/22	USD	50	53,250
6.25%, 12/01/19	USD	50	54,793
AK Steel Corp.
7.63%, 05/15/20 (Call 05/31/16)[b]	USD	40	34,000
7.63%, 10/01/21 (Call 10/01/17)[b]	USD	25	20,625
Albertson’s Holdings LLC/ Safeway Inc.
7.75%, 10/15/22 (Call 10/15/17)[a]	USD	50	53,234

Security	Principal (000s)		Value
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	USD	100	$97,500
5.40%, 04/15/21 (Call 01/15/21)	USD	150	152,250
5.72%, 02/23/19	USD	100	106,010
5.87%, 02/23/22	USD	100	102,561
6.15%, 08/15/20	USD	50	53,062
6.75%, 07/15/18	USD	100	108,007
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[a]	USD	50	51,000
7.25%, 07/01/18 (Call 05/31/16)[b]	USD	50	51,063
Aleris International Inc.
9.50%, 04/01/21 (Call 04/01/18)[a]	USD	50	52,250
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	USD	50	41,139
7.88%, 08/15/23 (Call 05/15/23)	USD	25	20,594
Ally Financial Inc.
3.25%, 02/13/18[b]	USD	50	49,969
3.25%, 11/05/18[b]	USD	200	199,297
3.50%, 01/27/19[b]	USD	50	49,888
3.60%, 05/21/18	USD	100	100,236
3.75%, 11/18/19	USD	50	50,188
4.13%, 03/30/20[b]	USD	50	51,188
4.13%, 02/13/22[b]	USD	50	50,813
4.25%, 04/15/21	USD	100	101,125
4.63%, 05/19/22	USD	25	25,700
4.63%, 03/30/25[b]	USD	50	50,767
4.75%, 09/10/18	USD	50	51,063
5.13%, 09/30/24[b]	USD	75	78,741
5.75%, 11/20/25 (Call 10/20/25)[b]	USD	105	106,312
6.25%, 12/01/17	USD	100	104,284
7.50%, 09/15/20	USD	25	28,250
8.00%, 03/15/20	USD	100	113,429
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[a]	USD	200	204,460
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	USD	50	50,063
5.00%, 04/01/24 (Call 04/01/20)	USD	135	135,169

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	USD	50	$49,563
5.50%, 10/01/19[a]	USD	100	102,000
6.13%, 06/01/18[b]	USD	50	51,850
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 05/31/16)[b]	USD	25	26,128
6.63%, 10/15/22 (Call 10/15/17)[b]	USD	100	105,515
American Energy-Permian Basin LLC
13.00%, 11/30/20 (Call 11/30/18)[a]	USD	50	56,500
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a]	USD	100	46,000
7.38%, 11/01/21 (Call 07/31/17)[a]	USD	50	22,875
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/31/16)	USD	50	51,640
7.00%, 05/20/22 (Call 05/20/17)	USD	100	105,375
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)	USD	125	129,037
Anixter Inc.
5.13%, 10/01/21	USD	50	50,390
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)	USD	100	95,490
5.38%, 11/01/21 (Call 11/01/16)	USD	75	72,562
5.63%, 06/01/23 (Call 06/01/18)	USD	100	96,750
6.00%, 12/01/20 (Call 05/31/16)	USD	50	49,963
APX Group Inc.
6.38%, 12/01/19 (Call 05/31/16)	USD	75	75,144
8.75%, 12/01/20 (Call 05/31/16)[b]	USD	125	116,289
Aramark Services Inc.
5.13%, 01/15/24 (Call 01/15/19)[b]	USD	25	26,375
5.75%, 03/15/20 (Call 05/31/16)	USD	100	103,250
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	USD	200	204,500

Security	Principal (000s)		Value
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)	USD	50	$51,375
4.75%, 08/15/22 (Call 05/15/22)[b]	USD	100	100,325
Avaya Inc.
7.00%, 04/01/19 (Call 05/31/16)[a]	USD	150	95,625
10.50%, 03/01/21 (Call 03/01/17)[a]	USD	100	22,000
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	USD	25	23,661
5.50%, 04/01/23 (Call 04/01/18)	USD	50	47,665
Avon Products Inc.
6.35%, 03/15/20	USD	25	21,117
6.75%, 03/15/23	USD	50	36,629
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)	USD	50	49,625
Ball Corp.
4.00%, 11/15/23[b]	USD	75	74,163
4.38%, 12/15/20	USD	125	129,727
4.38%, 12/15/23	EUR	100	124,469
5.00%, 03/15/22	USD	100	104,510
5.25%, 07/01/25	USD	75	78,891
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[c]	EUR	100	115,766
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)[b]	USD	50	50,496
5.50%, 05/15/22 (Call 05/15/17)	USD	50	51,500
6.00%, 10/15/22 (Call 10/15/18)[a]	USD	40	41,800
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[a]	USD	100	113,446
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 05/31/16)[a,b]	USD	75	65,797
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	USD	175	129,500

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[a]	USD	100	$102,500
6.88%, 05/15/23 (Call 05/15/18)[b]	USD	75	77,812
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)[d]	USD	75	5,250
Builders FirstSource Inc.
7.63%, 06/01/21 (Call 06/01/16)[a]	USD	61	64,202
10.75%, 08/15/23 (Call 08/15/18)[a]	USD	25	26,313
Cablevision Systems Corp.
5.88%, 09/15/22	USD	50	43,125
7.75%, 04/15/18[b]	USD	50	52,268
8.00%, 04/15/20	USD	75	74,962
8.63%, 09/15/17	USD	100	106,288
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	USD	125	122,812
11.00%, 10/01/21 (Call 10/01/16)	USD	100	94,000
CalAtlantic Group Inc.
8.38%, 05/15/18	USD	100	111,250
California Resources Corp.
5.50%, 09/15/21 (Call 06/15/21)	USD	41	17,938
6.00%, 11/15/24 (Call 08/15/24)	USD	53	21,929
8.00%, 12/15/22 (Call 12/15/18)[a]	USD	255	173,717
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	USD	125	126,719
5.50%, 02/01/24 (Call 02/01/19)[b]	USD	100	101,000
5.75%, 01/15/25 (Call 10/15/19)[b]	USD	150	153,000
5.88%, 01/15/24 (Call 11/01/18)[a]	USD	25	26,455
6.00%, 01/15/22 (Call 11/01/16)[a]	USD	25	26,469
7.88%, 01/15/23 (Call 01/15/17)[a]	USD	82	87,292

Security	Principal (000s)		Value
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	USD	75	$51,375
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[b]	USD	80	77,000
7.50%, 09/15/20 (Call 09/15/16)[b]	USD	25	25,250
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[b]	USD	100	102,375
5.13%, 05/01/23 (Call 05/01/18)[a]	USD	75	76,664
5.25%, 03/15/21 (Call 05/31/16)	USD	50	51,913
5.25%, 09/30/22 (Call 09/30/17)	USD	200	207,000
5.38%, 05/01/25 (Call 05/01/20)[a,b]	USD	50	51,194
5.75%, 09/01/23 (Call 03/01/18)	USD	50	52,422
5.75%, 01/15/24 (Call 07/15/18)[b]	USD	75	78,602
5.88%, 04/01/24 (Call 04/01/19)[a]	USD	150	157,875
5.88%, 05/01/27 (Call 05/01/21)[a,b]	USD	100	102,511
6.50%, 04/30/21 (Call 05/25/16)	USD	150	154,312
6.63%, 01/31/22 (Call 01/31/17)	USD	50	53,000
7.00%, 01/15/19 (Call 05/07/16)	USD	43	43,767
7.38%, 06/01/20 (Call 05/07/16)	USD	50	51,745
CCOH Safari LLC
5.75%, 02/15/26 (Call 02/15/21)[a,b]	USD	250	258,437
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	USD	100	102,162
5.50%, 12/01/24 (Call 06/01/24)	USD	50	52,625
6.00%, 08/15/22 (Call 08/15/17)	USD	50	53,531
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	USD	50	51,294
5.63%, 02/15/21 (Call 02/15/18)[a]	USD	180	189,456
6.13%, 02/15/24 (Call 02/15/19)[a]	USD	75	79,125

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
CenturyLink Inc.
Series V
5.63%, 04/01/20	USD	75	$77,175
5.63%, 04/01/25 (Call 01/01/25)	USD	50	45,115
5.80%, 03/15/22	USD	100	99,250
6.45%, 06/15/21	USD	150	154,084
Series W
6.75%, 12/01/23[b]	USD	50	49,563
Series Y
7.50%, 04/01/24 (Call 01/01/24)[b]	USD	125	125,012
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a]		100	93,938
6.38%, 09/15/20 (Call 05/31/16)[a]	USD	200	204,256
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[a]	USD	150	130,152
7.00%, 05/15/25 (Call 05/15/20)[a]	USD	50	43,250
Chesapeake Energy Corp.
8.00%, 12/15/22 (Call 12/15/18)[a]	USD	390	264,342
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 05/31/16)	USD	100	100,875
5.13%, 08/01/21 (Call 02/01/17)	USD	75	75,031
6.88%, 02/01/22 (Call 02/01/18)[b]	USD	275	249,477
7.13%, 07/15/20 (Call 07/15/16)[b]	USD	100	96,625
8.00%, 11/15/19 (Call 05/31/16)[b]	USD	300	301,875
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	USD	50	49,750
5.13%, 12/15/22 (Call 12/15/17)[b]	USD	25	25,774
CIT Group Inc.
3.88%, 02/19/19	USD	100	100,847
4.25%, 08/15/17	USD	300	304,875
5.00%, 05/15/17	USD	100	101,812
5.00%, 08/15/22	USD	100	104,187

Security	Principal (000s)		Value
5.00%, 08/01/23[b]	USD	100	$104,000
5.25%, 03/15/18[b]	USD	100	103,556
5.38%, 05/15/20	USD	50	52,536
5.50%, 02/15/19[a]	USD	150	156,750
6.63%, 04/01/18[a]	USD	50	52,887
Citgo Holding Inc.
10.75%, 02/15/20[a]	USD	150	147,000
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 05/31/16)	USD	25	6,679
9.00%, 03/15/19 (Call 05/31/16)[a]	USD	100	72,000
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	USD	50	50,375
5.25%, 08/01/20 (Call 08/01/16)	USD	50	51,500
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)		200	198,375
Series B
7.63%, 03/15/20 (Call 05/31/16)	USD	250	231,250
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[a,b]	USD	57	26,113
8.25%, 03/31/20 (Call 03/31/18)[a]	USD	50	47,000
CNH Industrial Capital LLC
3.38%, 07/15/19	USD	50	49,250
3.63%, 04/15/18[b]	USD	50	50,438
3.88%, 07/16/18	USD	50	50,153
4.38%, 11/06/20	USD	40	39,550
4.88%, 04/01/21	USD	50	49,877
Commercial Metals Co.
7.35%, 08/15/18	USD	50	52,700
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[a]	USD	50	51,625
5.00%, 06/15/21 (Call 06/15/17)[a]	USD	50	50,813
5.50%, 06/15/24 (Call 06/15/19)[a]	USD	50	50,188
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a]	USD	155	159,650

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	USD	75	$74,578
8.25%, 10/15/23 (Call 04/15/19)	USD	100	93,917
Comstock Resources Inc.
10.00%, 03/15/20 (Call 05/31/16)[a]	USD	50	33,000
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	USD	50	50,438
5.50%, 04/01/23 (Call 10/01/17)[b]	USD	175	176,969
6.50%, 01/15/22 (Call 01/15/17)	USD	75	77,577
7.00%, 01/15/21 (Call 05/31/16)	USD	50	51,883
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[b]	USD	150	124,628
8.00%, 04/01/23 (Call 04/01/18)	USD	25	21,313
Constellation Brands Inc.
3.75%, 05/01/21	USD	100	102,859
4.25%, 05/01/23	USD	100	104,119
4.75%, 11/15/24[b]	USD	50	53,011
4.75%, 12/01/25[b]	USD	25	26,531
6.00%, 05/01/22	USD	50	56,837
7.25%, 05/15/17[b]	USD	100	105,284
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	USD	75	74,277
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)	USD	50	47,167
6.13%, 03/01/22 (Call 11/01/16)	USD	50	45,696
6.25%, 04/01/23 (Call 04/01/18)[a]	USD	50	45,250
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a]	USD	100	82,641
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	USD	125	127,500
Crown European Holdings SA
4.00%, 07/15/22 (Call 04/15/22)[c]	EUR	100	123,074

Security	Principal (000s)		Value
CSC Holdings LLC
5.25%, 06/01/24	USD	75	$68,625
6.75%, 11/15/21	USD	75	77,437
8.63%, 02/15/19	USD	50	55,650
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[b]	USD	50	51,125
5.50%, 12/15/24 (Call 12/15/19)[b]	USD	25	24,313
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[c]	EUR	100	118,396
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)	USD	120	120,000
5.13%, 07/15/24 (Call 07/15/19)	USD	225	229,095
5.75%, 08/15/22 (Call 08/15/17)	USD	100	104,125
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[a]	USD	50	31,417
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	USD	50	48,375
3.88%, 03/15/23 (Call 12/15/22)	USD	50	44,188
Dell Inc.
4.63%, 04/01/21[b]	USD	25	24,750
5.65%, 04/15/18	USD	50	52,333
5.88%, 06/15/19	USD	50	52,500
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	USD	100	59,250
5.50%, 05/01/22 (Call 05/01/17)	USD	125	80,312
6.38%, 08/15/21 (Call 08/15/16)	USD	50	32,563
DISH DBS Corp.
4.25%, 04/01/18	USD	100	102,000
4.63%, 07/15/17	USD	50	51,197
5.00%, 03/15/23	USD	150	136,780
5.13%, 05/01/20	USD	75	75,550
5.88%, 07/15/22	USD	150	147,000
5.88%, 11/15/24	USD	200	187,200
6.75%, 06/01/21	USD	250	257,302
7.88%, 09/01/19	USD	150	165,771
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	USD	75	65,625

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[a]	USD	50	$52,000
5.75%, 03/01/23 (Call 03/01/18)[a]	USD	250	265,312
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	USD	100	105,750
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)	USD	50	51,021
4.00%, 02/15/20[b]	USD	100	103,250
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	USD	50	45,262
6.75%, 11/01/19 (Call 05/01/17)	USD	200	201,429
7.38%, 11/01/22 (Call 11/01/18)[b]	USD	175	172,861
7.63%, 11/01/24 (Call 11/01/19)	USD	100	97,750
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)	USD	100	99,250
Edgewell Personal Care Co.
4.70%, 05/19/21	USD	50	52,188
4.70%, 05/24/22	USD	50	52,045
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a]	USD	50	48,538
Endo Finance LLC/Endo Finco Inc.
5.88%, 01/15/23 (Call 07/15/17)[a]	USD	175	167,562
Endo Ltd./Endo Finance LLC/Endo Finco Inc.
6.00%, 02/01/25 (Call 02/01/20)[a]	USD	200	190,000
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	USD	75	64,500
5.88%, 01/15/24 (Call 10/15/23)	USD	100	92,771
7.50%, 10/15/20	USD	200	202,000
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	USD	50	28,250
9.38%, 05/01/20 (Call 05/31/16)	USD	175	114,177
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	USD	75	77,906
5.38%, 01/01/22 (Call 01/01/18)	USD	80	83,800
5.38%, 04/01/23 (Call 04/01/18)	USD	100	104,000
5.75%, 01/01/25 (Call 01/01/20)	USD	50	52,313

Security	Principal (000s)		Value
5.88%, 01/15/26 (Call 01/15/21)[b]	USD	125	$132,187
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	USD	155	153,256
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	USD	50	51,417
6.00%, 06/01/25 (Call 06/01/20)[b]	USD	25	26,071
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/31/16)[b]	USD	50	47,469
6.75%, 01/15/22 (Call 11/15/16)[b]	USD	50	47,850
6.75%, 06/15/23 (Call 06/15/19)[a]	USD	25	23,375
Fifth Third Bancorp.
5.10%, 12/29/49 (Call 06/30/23)[b]	USD	50	45,781
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	USD	140	141,064
5.38%, 08/15/23 (Call 08/15/18)[a]	USD	100	103,083
5.75%, 01/15/24 (Call 01/15/19)[a]	USD	185	188,330
6.75%, 11/01/20 (Call 05/31/16)[a]	USD	97	102,257
7.00%, 12/01/23 (Call 12/01/18)[a,b]	USD	375	384,375
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	USD	50	50,572
Series B
4.25%, 03/15/23 (Call 12/15/22)	USD	50	52,193
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[a]	USD	50	53,006
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/31/16)[a]	USD	75	75,578
Freeport-McMoRan Inc.
2.38%, 03/15/18	USD	150	143,625

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
3.10%, 03/15/20	USD	31	$27,978
3.55%, 03/01/22 (Call 12/01/21)	USD	175	146,147
3.88%, 03/15/23 (Call 12/15/22)	USD	200	167,500
4.00%, 11/14/21	USD	50	43,963
4.55%, 11/14/24 (Call 08/14/24)	USD	75	63,000
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 05/31/16)	USD	50	46,985
6.75%, 02/01/22 (Call 02/01/17)	USD	50	45,076
6.88%, 02/15/23 (Call 02/15/18)	USD	75	67,500
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[b]	USD	100	93,608
6.88%, 01/15/25 (Call 10/15/24)	USD	100	83,312
7.13%, 03/15/19[b]	USD	100	105,049
7.13%, 01/15/23	USD	50	44,375
7.63%, 04/15/24	USD	50	44,385
8.13%, 10/01/18	USD	50	53,881
8.50%, 04/15/20	USD	100	106,850
8.75%, 04/15/22	USD	50	49,500
8.88%, 09/15/20 (Call 06/15/20)[a]	USD	75	79,004
9.25%, 07/01/21	USD	50	52,308
10.50%, 09/15/22 (Call 06/15/22)[a]	USD	200	206,000
11.00%, 09/15/25 (Call 06/15/25)[a]	USD	350	353,710
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a]	USD	75	65,269
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	USD	50	46,250
6.75%, 08/01/22 (Call 08/01/18)	USD	50	48,003
GenOn Energy Inc.
7.88%, 06/15/17	USD	50	43,375
9.50%, 10/15/18	USD	50	38,875
9.88%, 10/15/20 (Call 05/31/16)	USD	50	34,875
Genworth Holdings Inc.
4.90%, 08/15/23	USD	75	53,567
6.52%, 05/22/18	USD	50	48,168
7.20%, 02/15/21	USD	50	41,963
7.63%, 09/24/21	USD	50	41,750
7.70%, 06/15/20	USD	50	45,000

Security	Principal (000s)		Value
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	USD	50	$51,500
4.38%, 04/15/21	USD	50	51,125
4.88%, 11/01/20 (Call 08/01/20)[b]	USD	75	79,125
5.38%, 11/01/23 (Call 08/01/23)	USD	50	52,063
5.38%, 04/15/26	USD	100	104,250
Goodyear Dunlop Tires Europe BV
3.75%, 12/15/23 (Call 12/15/18)[c]	EUR	100	120,118
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/18)	USD	125	129,011
6.50%, 03/01/21 (Call 05/31/16)	USD	100	105,097
7.00%, 05/15/22 (Call 05/15/17)[b]	USD	50	54,000
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a,b]	USD	100	83,000
13.00%, 02/15/22 (Call 08/15/18)[a]	USD	75	24,750
Hanesbrands Inc.
6.38%, 12/15/20 (Call 05/31/16)	USD	50	51,746
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	USD	50	41,313
HCA Holdings Inc.
6.25%, 02/15/21	USD	75	81,289
HCA Inc.
3.75%, 03/15/19	USD	100	102,750
4.25%, 10/15/19[b]	USD	50	52,094
4.75%, 05/01/23	USD	100	102,384
5.00%, 03/15/24	USD	150	155,250
5.25%, 04/15/25	USD	200	206,750
5.25%, 06/15/26 (Call 12/15/25)	USD	90	93,600
5.38%, 02/01/25	USD	275	281,187
5.88%, 03/15/22	USD	100	109,104
5.88%, 05/01/23	USD	100	104,937
5.88%, 02/15/26 (Call 08/15/25)[b]	USD	225	232,594
6.50%, 02/15/20[b]	USD	400	442,014
7.50%, 02/15/22	USD	150	169,875

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a,b]	USD	150	$157,500
5.75%, 04/15/24 (Call 04/15/19)[a]	USD	100	104,875
7.50%, 07/15/20 (Call 10/15/16)	USD	100	106,125
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	USD	125	129,062
Hertz Corp. (The)
5.88%, 10/15/20 (Call 05/31/16)[b]	USD	50	50,705
6.25%, 10/15/22 (Call 10/15/17)[b]	USD	50	50,350
6.75%, 04/15/19 (Call 05/31/16)[b]	USD	150	152,659
7.38%, 01/15/21 (Call 05/31/16)	USD	100	102,875
Hertz Holdings Netherlands BV
4.38%, 01/15/19[c]	EUR	100	117,767
Hexion Inc.
6.63%, 04/15/20 (Call 05/31/16)[b]	USD	175	144,375
8.88%, 02/01/18 (Call 05/31/16)	USD	75	57,937
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 05/31/16)	USD	50	22,321
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a]	USD	50	46,375
5.75%, 10/01/25 (Call 04/01/20)[a]	USD	25	23,563
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	USD	100	103,829
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a]	USD	75	78,375
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	USD	75	75,094
7.88%, 07/15/19 (Call 05/31/16)	USD	50	53,062
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a]	USD	100	97,917

Security	Principal (000s)		Value
Hughes Satellite Systems Corp.
6.50%, 06/15/19	USD	90	$99,112
7.63%, 06/15/21	USD	125	140,937
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a]	USD	50	52,406
5.00%, 11/15/25 (Call 11/15/20)[a]	USD	50	52,437
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[b]	USD	75	75,328
5.13%, 04/15/21 (Call 01/15/21)	EUR	100	117,479
5.13%, 11/15/22 (Call 08/15/22)	USD	50	50,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 07/15/16)	USD	100	99,375
5.88%, 02/01/22 (Call 08/01/17)[b]	USD	125	119,281
6.00%, 08/01/20 (Call 02/01/17)	USD	225	223,875
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 05/31/16)[b]	USD	125	96,719
9.00%, 03/01/21 (Call 05/31/16)	USD	150	106,219
9.00%, 09/15/22 (Call 09/15/17)	USD	100	70,375
10.00%, 01/15/18 (Call 07/15/16)[b]	USD	50	19,625
10.63%, 03/15/23 (Call 03/15/18)	USD	125	88,750
11.25%, 03/01/21 (Call 05/31/16)	USD	50	36,063
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a,b]	USD	100	105,375
6.50%, 05/15/22 (Call 05/15/18)	USD	150	138,451
International Game Technology
7.50%, 06/15/19[b]	USD	125	137,187
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[c]	EUR	100	121,241
4.75%, 02/15/23 (Call 08/15/22)[c]	EUR	100	119,965
6.25%, 02/15/22 (Call 08/15/21)[a,b]	USD	250	254,375
International Lease Finance Corp.
3.88%, 04/15/18	USD	100	101,475
5.88%, 04/01/19[b]	USD	50	53,562

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
5.88%, 08/15/22	USD	75	$82,156
6.25%, 05/15/19	USD	100	108,500
8.25%, 12/15/20	USD	100	118,250
inVentiv Health Inc.
9.00%, 01/15/18 (Call 05/31/16)[a]	USD	50	51,396
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	USD	100	102,750
6.00%, 10/01/20 (Call 10/01/17)[a]	USD	100	105,844
6.00%, 08/15/23 (Call 08/15/18)	USD	50	53,125
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)	USD	50	49,125
5.00%, 07/01/19 (Call 07/01/16)	USD	50	48,500
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a,b]	USD	100	103,900
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	USD	50	47,313
8.13%, 10/01/19	USD	25	25,688
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 05/31/16)[a,b]	USD	50	44,649
KB Home
4.75%, 05/15/19 (Call 02/15/19)	USD	25	25,007
7.00%, 12/15/21 (Call 09/15/21)	USD	50	51,000
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)	USD	100	92,250
8.00%, 01/15/20	USD	50	49,863
8.75%, 01/15/23 (Call 01/15/18)[b]	USD	50	49,750
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[a,b]	USD	50	54,062
10.50%, 11/01/18 (Call 05/31/16)	USD	175	175,985
12.50%, 11/01/19 (Call 05/31/16)	USD	50	47,750
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	USD	150	150,331
L Brands Inc.
5.63%, 02/15/22	USD	75	82,837
5.63%, 10/15/23[b]	USD	50	55,000

Security	Principal (000s)		Value
6.63%, 04/01/21	USD	125	$142,187
6.90%, 07/15/17	USD	50	52,933
7.00%, 05/01/20	USD	25	28,857
8.50%, 06/15/19	USD	50	58,836
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	USD	50	51,922
5.38%, 01/15/24 (Call 01/15/19)	USD	50	53,067
5.75%, 02/01/26 (Call 02/01/21)[a]	USD	75	79,364
5.88%, 02/01/22 (Call 02/01/17)[b]	USD	25	26,188
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)[b]	USD	25	23,063
7.38%, 05/01/22 (Call 05/01/17)[b]	USD	100	97,750
Laureate Education Inc.
9.25%, 09/01/19 (Call 05/31/16)[a,b]	USD	100	90,500
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)	USD	50	52,000
5.25%, 01/15/25 (Call 01/15/20)	USD	50	52,962
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	USD	50	49,402
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	USD	25	25,859
4.50%, 11/15/19 (Call 08/15/19)[b]	USD	50	52,250
4.75%, 04/01/21 (Call 02/01/21)	USD	90	93,960
4.75%, 11/15/22 (Call 08/15/22)	USD	50	50,625
4.75%, 05/30/25 (Call 02/28/25)	USD	50	50,375
4.88%, 12/15/23 (Call 09/15/23)[b]	USD	30	30,450
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	USD	100	98,819
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)[b]	USD	50	51,375
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)[b]	USD	50	50,679
5.25%, 03/15/26 (Call 03/15/21)[a]	USD	55	55,962
5.38%, 08/15/22 (Call 08/15/17)	USD	125	128,189

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
5.38%, 01/15/24 (Call 01/15/19)[a]	USD	75	$76,500
5.38%, 05/01/25 (Call 05/01/20)	USD	150	152,906
5.63%, 02/01/23 (Call 02/01/18)	USD	50	51,404
6.13%, 01/15/21 (Call 11/15/16)	USD	50	52,289
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[b]	USD	50	50,750
6.88%, 05/01/22 (Call 05/01/17)	USD	50	53,625
LifePoint Health Inc.
5.50%, 12/01/21 (Call 12/01/16)[b]	USD	75	78,469
5.88%, 12/01/23 (Call 12/01/18)	USD	40	42,059
6.63%, 10/01/20 (Call 05/31/16)[b]	USD	50	51,744
Mallinckrodt International Finance SA
4.75%, 04/15/23	USD	50	40,896
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	USD	50	47,875
5.50%, 04/15/25 (Call 04/15/20)[a]	USD	50	44,963
5.63%, 10/15/23 (Call 10/15/18)[a,b]	USD	100	93,670
5.75%, 08/01/22 (Call 08/01/17)[a,b]	USD	100	94,000
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	USD	40	40,620
4.38%, 04/01/26 (Call 01/01/26)	USD	50	51,750
4.45%, 04/01/25 (Call 01/01/25)	USD	50	52,188
5.95%, 03/15/22	USD	50	55,933
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 05/18/16)	USD	50	53,800
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)	USD	100	41,125
7.63%, 05/01/21 (Call 05/01/17)	USD	50	21,438
MGM Resorts International
5.25%, 03/31/20[b]	USD	125	128,129

Security	Principal (000s)		Value
6.00%, 03/15/23[b]	USD	100	$103,875
6.63%, 12/15/21	USD	100	106,750
6.75%, 10/01/20	USD	100	106,750
7.75%, 03/15/22	USD	100	112,000
8.63%, 02/01/19	USD	100	113,818
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer Inc.
5.63%, 05/01/24 (Call 02/01/24)[a]	USD	75	78,000
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a]	USD	50	52,063
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a]	USD	100	80,750
5.25%, 01/15/24 (Call 05/01/18)[a]	USD	50	40,250
5.50%, 02/01/25 (Call 08/01/19)	USD	140	112,700
5.63%, 01/15/26 (Call 05/01/20)[a]	USD	25	19,625
5.88%, 02/15/22 (Call 02/15/17)[b]	USD	50	43,875
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
10.00%, 06/01/20 (Call 06/01/17)[d]	USD	50	22,375
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a]	USD	75	78,312
MPT Operating Partnership LP/MPT Finance Corp.
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	118,985
6.38%, 03/01/24 (Call 03/01/19)	USD	50	52,958
MSCI Inc.
5.25%, 11/15/24 (Call 11/15/19)[a]	USD	100	104,750
5.75%, 08/15/25 (Call 08/15/20)[a]	USD	75	79,969
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 05/31/16)[b]	USD	50	48,250
6.50%, 07/01/21 (Call 01/01/17)	USD	75	65,812

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Navient Corp.
4.63%, 09/25/17[b]	USD	50	$50,750
4.88%, 06/17/19[b]	USD	50	48,125
5.00%, 10/26/20	USD	50	47,750
5.50%, 01/15/19	USD	100	99,375
5.50%, 01/25/23[b]	USD	100	90,125
5.88%, 03/25/21	USD	50	47,750
5.88%, 10/25/24	USD	75	66,187
6.13%, 03/25/24	USD	75	66,937
7.25%, 01/25/22	USD	50	49,250
8.00%, 03/25/20	USD	200	209,500
8.45%, 06/15/18	USD	250	267,500
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a]	USD	50	20,200
Navistar International Corp.
8.25%, 11/01/21 (Call 05/31/16)	USD	100	72,500
NBTY Inc.
7.63%, 05/15/21 (Call 05/15/18)[a]	USD	40	40,900
9.00%, 10/01/18 (Call 05/16/16)	USD	50	51,225
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a]	USD	100	101,625
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	USD	50	49,750
5.00%, 07/15/22 (Call 07/15/17)	USD	50	50,250
5.88%, 12/15/21 (Call 12/15/17)	USD	50	51,500
6.38%, 12/15/23 (Call 12/15/18)	USD	75	78,000
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	USD	75	64,913
Netflix Inc.
5.50%, 02/15/22	USD	50	51,911
5.75%, 03/01/24	USD	50	52,208
5.88%, 02/15/25[b]	USD	100	105,000
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	USD	100	99,250
5.63%, 07/01/24[b]	USD	75	76,312
5.75%, 01/30/22	USD	75	76,219

Security	Principal (000s)		Value
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	USD	75	$65,344
NGPL PipeCo LLC
7.12%, 12/15/17[a]	USD	100	103,250
9.63%, 06/01/19 (Call 05/31/16)[a]	USD	50	52,150
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a,b]	USD	50	52,125
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)	USD	75	76,828
5.00%, 04/15/22 (Call 04/15/17)[a]	USD	225	228,445
Novelis Inc.
8.38%, 12/15/17 (Call 05/31/16)	USD	50	50,988
8.75%, 12/15/20 (Call 05/30/16)[b]	USD	125	129,375
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	USD	100	97,780
6.25%, 05/01/24 (Call 05/01/19)[b]	USD	75	72,328
6.63%, 03/15/23 (Call 09/15/17)	USD	75	73,875
7.63%, 01/15/18	USD	100	107,250
7.88%, 05/15/21 (Call 05/31/16)	USD	150	156,000
8.25%, 09/01/20 (Call 05/31/16)	USD	150	156,000
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a]	USD	100	102,250
NuStar Logistics LP
4.80%, 09/01/20	USD	50	46,000
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[b]	USD	125	112,500
6.88%, 01/15/23 (Call 07/15/17)	USD	50	44,875
7.25%, 02/01/19 (Call 05/31/16)	USD	50	47,500
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 12/15/16)[a]	USD	75	76,828
7.25%, 12/15/21 (Call 12/15/17)[a]	USD	100	103,562
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	USD	50	44,250

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
7.50%, 09/01/23 (Call 06/01/23)	USD	75	$75,979
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)[b]	USD	25	25,572
5.63%, 02/15/24 (Call 02/15/19)	USD	50	51,625
5.88%, 03/15/25 (Call 09/15/19)[b]	USD	75	78,562
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	USD	50	51,438
5.88%, 08/15/23[a]	USD	50	53,750
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a,b]	USD	150	45,938
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[a]	USD	65	63,050
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	USD	75	66,000
10.38%, 05/01/21 (Call 05/01/18)[a,b]	USD	50	50,000
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a]	USD	50	51,219
6.75%, 12/01/21 (Call 12/01/17)[a]	USD	50	52,094
7.38%, 02/15/22 (Call 02/15/17)[b]	USD	125	131,925
7.75%, 03/15/24 (Call 09/15/18)[a]	USD	75	81,375
8.00%, 07/15/25 (Call 07/15/20)[a,b]	USD	75	82,828
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a]	USD	90	93,375
PulteGroup Inc.
5.50%, 03/01/26 (Call 12/01/25)	USD	55	57,028
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	USD	50	46,750
5.38%, 10/01/22 (Call 07/01/22)	USD	50	47,563

Security	Principal (000s)		Value
6.88%, 03/01/21[b]	USD	50	$50,000
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)[a]	USD	75	77,062
7.00%, 12/01/25 (Call 12/01/20)[a]	USD	50	51,500
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	USD	110	103,262
QVC Inc.
3.13%, 04/01/19	USD	25	25,330
4.38%, 03/15/23	USD	100	99,846
4.45%, 02/15/25 (Call 11/15/24)	USD	50	49,856
4.85%, 04/01/24	USD	50	50,426
5.13%, 07/02/22	USD	50	52,630
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[b]	USD	50	46,313
5.00%, 08/15/22 (Call 02/15/17)	USD	75	70,136
5.00%, 03/15/23 (Call 03/15/18)[b]	USD	75	69,187
5.75%, 06/01/21 (Call 06/01/16)	USD	50	48,125
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a]	USD	50	51,767
5.25%, 12/01/21 (Call 12/01/17)[a,b]	USD	25	26,109
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	USD	100	104,000
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	USD	150	159,469
6.75%, 06/15/21 (Call 06/15/16)	USD	75	79,125
9.25%, 03/15/20 (Call 05/31/16)	USD	50	52,922
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	USD	100	99,250
6.00%, 01/15/19[a]	USD	50	51,250
6.85%, 07/15/18[a,b]	USD	50	51,741
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[b]	USD	50	53,437
RR Donnelley & Sons Co.
6.00%, 04/01/24	USD	25	22,167
7.00%, 02/15/22	USD	25	24,438
7.88%, 03/15/21	USD	50	52,000

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[b]	USD	250	$248,750
5.63%, 04/15/23 (Call 01/15/23)	USD	100	97,609
5.63%, 03/01/25 (Call 12/01/24)	USD	175	170,056
5.75%, 05/15/24 (Call 02/15/24)	USD	200	193,500
6.25%, 03/15/22 (Call 12/15/21)	USD	100	100,444
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)	USD	50	52,083
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a]	USD	50	50,375
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[b]	USD	80	85,600
5.75%, 06/01/22 (Call 06/01/17)	USD	100	104,500
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)	USD	125	93,750
7.75%, 06/15/21 (Call 06/15/17)	USD	50	41,125
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)	USD	75	75,656
5.63%, 10/01/19 (Call 10/01/16)	USD	50	51,938
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	USD	50	51,609
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	USD	75	76,078
10.00%, 12/01/22 (Call 12/01/18)	USD	200	165,050
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[c]	EUR	100	122,334
4.88%, 12/01/22 (Call 09/01/22)[a]	USD	50	52,058
5.13%, 12/01/24 (Call 09/01/24)[a]	USD	25	26,242
5.25%, 04/01/23 (Call 01/01/23)[a]	USD	50	53,100
5.50%, 09/15/25 (Call 06/15/25)[a]	USD	25	26,538
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	USD	50	52,500
5.38%, 05/15/24 (Call 05/15/19)	USD	50	53,250
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)	USD	25	1,000

Security	Principal (000s)		Value
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 05/31/16)	USD	50	$20,500
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 05/31/16)	USD	100	104,000
5.63%, 08/01/24 (Call 08/01/19)[a,b]	USD	50	51,125
6.13%, 10/01/22 (Call 10/01/17)	USD	50	53,375
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/31/16)[a]	USD	50	50,944
4.63%, 05/15/23 (Call 05/15/18)[a]	USD	50	49,509
5.38%, 04/15/25 (Call 04/15/20)[a]	USD	100	102,125
5.75%, 08/01/21 (Call 08/01/16)[a,b]	USD	50	52,404
5.88%, 10/01/20 (Call 10/01/16)[a]	USD	50	51,813
6.00%, 07/15/24 (Call 07/15/19)[a,b]	USD	125	131,731
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	USD	25	20,906
5.63%, 06/01/25 (Call 06/01/20)[b]	USD	50	41,907
6.13%, 11/15/22 (Call 11/15/18)	USD	75	67,875
6.50%, 01/01/23 (Call 07/01/17)	USD	50	45,750
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 05/31/16)[a]	USD	25	25,358
6.63%, 08/15/22 (Call 08/15/17)	USD	100	105,500
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	USD	125	130,312
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	USD	125	132,269
6.38%, 11/15/20 (Call 11/15/16)	USD	50	52,000
6.63%, 11/15/22 (Call 11/15/17)[b]	USD	50	54,000
Springleaf Finance Corp.
5.25%, 12/15/19	USD	50	47,410
6.90%, 12/15/17	USD	150	156,214
7.75%, 10/01/21	USD	50	49,770
8.25%, 12/15/20	USD	100	103,125

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Sprint Communications Inc.
6.00%, 11/15/22	USD	200	$147,290
7.00%, 03/01/20[a]	USD	100	102,633
7.00%, 08/15/20	USD	100	83,251
8.38%, 08/15/17	USD	100	101,677
9.00%, 11/15/18[a]	USD	325	343,281
11.50%, 11/15/21	USD	100	90,750
Sprint Corp.
7.13%, 06/15/24	USD	200	149,750
7.25%, 09/15/21	USD	250	201,875
7.63%, 02/15/25 (Call 11/15/24)	USD	100	75,375
7.88%, 09/15/23	USD	500	388,750
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[a]	USD	50	52,125
5.38%, 11/15/24 (Call 11/15/19)[a,b]	USD	75	77,812
5.50%, 02/15/23 (Call 02/15/19)[a]	USD	50	52,313
6.00%, 10/15/25 (Call 10/15/20)[a]	USD	100	107,750
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[b]	USD	50	50,525
5.25%, 04/15/23 (Call 04/15/18)	USD	50	51,000
5.50%, 10/01/24 (Call 10/01/19)	USD	75	76,031
6.13%, 08/15/19 (Call 08/15/16)	USD	50	51,813
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	USD	50	49,275
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)	USD	25	25,188
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[a]	USD	50	49,986
6.25%, 04/15/21 (Call 04/15/18)[a]	USD	75	75,812
6.38%, 04/01/23 (Call 04/01/18)[a]	USD	100	101,900
T-Mobile USA Inc.
6.00%, 03/01/23 (Call 09/01/18)[b]	USD	100	104,642

Security	Principal (000s)		Value
6.00%, 04/15/24 (Call 04/15/19)[b]	USD	100	$104,181
6.13%, 01/15/22 (Call 01/15/18)	USD	100	103,988
6.25%, 04/01/21 (Call 04/01/17)	USD	300	313,836
6.38%, 03/01/25 (Call 09/01/19)	USD	125	131,406
6.46%, 04/28/19 (Call 05/10/16)	USD	150	153,187
6.50%, 01/15/24 (Call 01/15/19)[b]	USD	100	105,800
6.50%, 01/15/26 (Call 01/15/21)[b]	USD	250	265,000
6.54%, 04/28/20 (Call 05/10/16)	USD	100	103,000
6.63%, 11/15/20 (Call 05/10/16)[b]	USD	50	51,592
6.63%, 04/28/21 (Call 04/28/17)	USD	100	105,951
6.63%, 04/01/23 (Call 04/01/18)[b]	USD	100	106,684
6.73%, 04/28/22 (Call 04/28/17)	USD	100	105,260
6.84%, 04/28/23 (Call 04/28/18)	USD	50	53,177
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	USD	50	39,000
4.63%, 07/15/19 (Call 07/15/16)[a]	USD	125	118,125
6.50%, 06/01/25 (Call 06/01/20)	USD	50	44,379
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)	USD	50	48,625
4.25%, 11/15/23 (Call 05/15/18)	USD	50	46,094
5.00%, 01/15/18 (Call 10/15/17)	USD	100	100,812
5.25%, 05/01/23 (Call 11/01/17)	USD	50	47,969
6.75%, 03/15/24 (Call 09/15/19)[a]	USD	100	101,750
6.88%, 02/01/21 (Call 05/31/16)	USD	25	25,563
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 05/31/16)[a]	USD	50	49,805
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)	USD	75	78,000
6.38%, 10/15/23 (Call 10/15/18)	USD	75	80,587
Tenet Healthcare Corp.
4.38%, 10/01/21[b]	USD	100	100,750
4.50%, 04/01/21	USD	100	101,625
5.00%, 03/01/19	USD	100	99,510

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
5.50%, 03/01/19	USD	25	$25,133
6.00%, 10/01/20	USD	250	264,687
6.25%, 11/01/18	USD	100	107,500
6.75%, 06/15/23	USD	200	198,250
8.00%, 08/01/20 (Call 05/31/16)[b]	USD	50	51,494
8.13%, 04/01/22	USD	250	259,062
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	USD	75	74,775
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a,b]	USD	75	66,000
Tesoro Corp.
5.38%, 10/01/22 (Call 10/01/17)	USD	50	50,087
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[b]	USD	50	51,050
5.88%, 10/01/20 (Call 10/01/16)[b]	USD	50	51,219
6.13%, 10/15/21 (Call 10/15/16)[b]	USD	50	51,084
6.25%, 10/15/22 (Call 10/15/18)	USD	75	77,156
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	USD	100	107,875
Toys R Us Inc.
10.38%, 08/15/17 (Call 05/31/16)	USD	25	22,938
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 05/31/16)[b]	USD	75	72,750
TransDigm Inc.
5.50%, 10/15/20 (Call 05/31/16)	USD	100	101,562
6.00%, 07/15/22 (Call 07/15/17)	USD	100	101,220
6.50%, 07/15/24 (Call 07/15/19)[b]	USD	75	75,750
6.50%, 05/15/25 (Call 05/15/20)	USD	75	75,094
7.50%, 07/15/21 (Call 07/15/16)	USD	50	52,200
Transocean Inc.
3.75%, 10/15/17[b]	USD	50	48,125
5.05%, 10/15/22 (Call 07/15/22)	USD	50	34,688
6.00%, 03/15/18	USD	75	70,500
6.50%, 11/15/20	USD	75	61,828
7.13%, 12/15/21[b]	USD	175	142,952

Security	Principal (000s)		Value
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/15/17)	USD	50	$51,438
6.00%, 02/15/24 (Call 02/15/19)[a]	USD	50	53,187
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[a,b]	USD	100	99,518
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
6.38%, 05/01/22 (Call 01/05/18)[c]	EUR	100	116,958
Tronox Finance LLC
6.38%, 08/15/20 (Call 05/31/16)	USD	100	84,740
7.50%, 03/15/22 (Call 03/15/18)[a]	USD	50	41,500
U.S. Steel Corp.
6.05%, 06/01/17	USD	50	51,031
7.00%, 02/01/18	USD	25	25,100
7.38%, 04/01/20[b]	USD	50	47,000
7.50%, 03/15/22 (Call 03/15/17)[b]	USD	75	64,906
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	USD	75	74,745
5.50%, 07/15/25 (Call 07/15/20)[b]	USD	75	74,437
5.75%, 11/15/24 (Call 05/15/19)[b]	USD	100	101,605
6.13%, 06/15/23 (Call 12/15/17)	USD	75	78,006
7.38%, 05/15/20 (Call 05/31/16)[b]	USD	50	52,080
7.63%, 04/15/22 (Call 04/15/17)[b]	USD	200	213,532
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	USD	100	100,714
5.13%, 02/15/25 (Call 02/15/20)[a]	USD	200	198,000
6.75%, 09/15/22 (Call 09/15/17)[a]	USD	90	95,400
8.50%, 05/15/21 (Call 05/31/16)[a,b]	USD	50	52,227

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[c]	EUR	125	$114,919
5.38%, 03/15/20 (Call 03/15/17)[a]	USD	200	175,583
5.50%, 03/01/23 (Call 03/01/18)[a]	USD	100	85,000
5.63%, 12/01/21 (Call 12/01/16)[a]	USD	75	63,750
5.88%, 05/15/23 (Call 05/15/18)[a]	USD	325	274,828
6.13%, 04/15/25 (Call 04/15/20)[a,b]	USD	300	249,375
6.38%, 10/15/20 (Call 10/15/16)[a]	USD	175	158,594
6.75%, 08/15/18 (Call 05/31/16)[a]	USD	200	193,500
6.75%, 08/15/21 (Call 05/31/16)[a]	USD	50	44,500
7.00%, 10/01/20 (Call 05/31/16)[a]	USD	50	45,500
7.25%, 07/15/22 (Call 07/15/16)[a]	USD	50	43,875
7.50%, 07/15/21 (Call 07/15/16)[a]	USD	150	135,375
Vereit Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	USD	50	49,040
4.60%, 02/06/24 (Call 11/06/23)	USD	50	50,019
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	USD	50	51,500
5.25%, 04/01/25 (Call 01/01/25)	USD	50	51,438
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[b]	USD	100	93,650
VWR Funding Inc.
4.63%, 04/15/22 (Call 04/15/18)[c]	EUR	100	114,063
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)[b]	USD	55	48,351
5.13%, 09/15/20[b]	USD	75	69,000

Security	Principal (000s)		Value
6.00%, 03/15/18	USD	50	$50,250
9.63%, 03/01/19		75	79,125
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a]	USD	125	113,125
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[a]	USD	300	291,750
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	USD	100	88,500
5.75%, 03/15/21 (Call 12/15/20)[b]	USD	100	83,375
6.25%, 04/01/23 (Call 01/01/23)[b]	USD	50	41,300
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 05/31/16)	USD	75	75,187
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[b]	USD	100	83,750
4.55%, 06/24/24 (Call 03/24/24)	USD	55	47,575
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	USD	100	76,329
7.50%, 06/01/22 (Call 06/01/17)	USD	50	41,031
7.50%, 04/01/23 (Call 05/31/16)	USD	50	40,500
7.75%, 10/15/20 (Call 05/31/16)[b]	USD	50	45,350
7.75%, 10/01/21 (Call 10/01/16)[b]	USD	75	63,562
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 05/31/16)[a]	USD	50	51,338
6.75%, 04/15/22 (Call 04/15/17)[a]	USD	50	49,417
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	USD	50	42,100
6.00%, 01/15/22 (Call 10/15/21)[b]	USD	75	67,500
7.50%, 08/01/20 (Call 07/01/20)	USD	50	47,817
8.25%, 08/01/23 (Call 06/01/23)	USD	75	71,437
WR Grace & Co.-Conn
5.13%, 10/01/21[a]	USD	100	104,450

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal or Shares (000s)		Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a]	USD	50	$46,000
5.38%, 03/15/22 (Call 03/15/17)[b]	USD	50	50,865
5.50%, 03/01/25 (Call 12/01/24)[a]	USD	175	165,156
XPO Logistics Inc.
5.75%, 06/15/21 (Call 12/15/17)[c]	EUR	100	112,525
6.50%, 06/15/22 (Call 06/15/18)[a,b]	USD	175	169,750
7.88%, 09/01/19 (Call 09/01/16)[a]	USD	75	78,375
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)	USD	125	128,750
6.38%, 05/15/25 (Call 05/15/20)[a]	USD	40	41,600
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	USD	100	108,500

			64,737,318

TOTAL CORPORATE BONDS & NOTES
(Cost: $106,404,022)			102,679,226

SHORT-TERM INVESTMENTS — 18.66%

MONEY MARKET FUNDS — 18.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]		17,485	17,484,880
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]		1,312	1,311,544
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]		782	781,940

			19,578,364

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,578,364)			19,578,364

Value
TOTAL INVESTMENTS IN SECURITIES — 116.51%
(Cost: $125,982,386)	$122,257,590
Other Assets, Less Liabilities — (16.51)%	(17,320,174)

NET ASSETS — 100.00%	$104,937,416

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

USD  —  United States Dollar

VRN  —  Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Issuer is in default of interest payments.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

April 30, 2016

	iShares Emerging Markets Corporate Bond ETF	iShares Emerging Markets High Yield Bond ETF	iShares Emerging Markets Local Currency Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$24,406,050	$72,163,961	$369,077,797
Affiliated (Note 2)	503,850	1,180,569	161,834

Total cost of investments	$24,909,900	$73,344,530	$369,239,631

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$23,722,041	$69,790,578	$347,059,458
Affiliated (Note 2)	503,850	1,180,569	161,834

Total fair value of investments	24,225,891	70,971,147	347,221,292
Foreign currency, at value[b]	—	—	23,263,988
Cash	112,624	5,125	198,603
Receivables:
Investment securities sold	115,702	1,231,226	4,301,733
Due from custodian (Note 4)	988,272	472,527	194,441
Interest	346,226	1,364,529	5,904,264
Unrealized appreciation on forward currency contracts (Note 1)	—	—	69,056

Total Assets	25,788,715	74,044,554	381,153,377

LIABILITIES
Payables:
Investment securities purchased	1,056,620	2,071,991	8,822,289
Collateral for securities on loan (Note 1)	241,750	—	—
Capital shares sold	310	—	449
Deferred foreign capital gains taxes (Note 1)	857	2,603	248,948
Unrealized depreciation on forward currency contracts (Note 1)	—	—	394,749
Investment advisory fees (Note 2)	8,665	26,881	146,105

Total Liabilities	1,308,202	2,101,475	9,612,540

NET ASSETS	$24,480,513	$71,943,079	$371,540,837

Net assets consist of:
Paid-in capital	$26,180,649	$98,769,116	$455,213,126
Undistributed net investment income	76,212	366,817	10,140,039
Accumulated net realized loss	(1,091,482)	(24,816,868)	(71,730,048)
Net unrealized depreciation	(684,866)	(2,375,986)	(22,082,280)

NET ASSETS	$24,480,513	$71,943,079	$371,540,837

Shares outstanding[c]	500,000	1,500,000	8,400,000

Net asset value per share	$48.96	$47.96	$44.23

[a]	Securities on loan with values of $234,643, $ — and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $23,005,763, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

April 30, 2016

iShares Global High Yield Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$106,404,022
Affiliated (Note 2)	19,578,364

Total cost of investments	$125,982,386

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$102,679,226
Affiliated (Note 2)	19,578,364

Total fair value of investments	122,257,590
Foreign currency, at value[b]	906,565
Receivables:
Investment securities sold	794,212
Interest	1,682,477

Total Assets	125,640,844

LIABILITIES
Payables:
Investment securities purchased	1,876,259
Collateral for securities on loan (Note 1)	18,796,424
Investment advisory fees (Note 2)	30,745

Total Liabilities	20,703,428

NET ASSETS	$104,937,416

Net assets consist of:
Paid-in capital	$113,738,791
Undistributed net investment income	760,790
Accumulated net realized loss	(5,865,201)
Net unrealized depreciation	(3,696,964)

NET ASSETS	$104,937,416

Shares outstanding[c]	2,200,000

Net asset value per share	$47.70

[a]	Securities on loan with a value of $18,361,674. See Note 1.
[b]	Cost of foreign currency: $889,652.
[c]	$0.001 par value, number of shares authorized: 500 million.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended April 30, 2016

	iShares Emerging Markets Corporate Bond ETF	iShares Emerging Markets High Yield Bond ETF	iShares Emerging Markets Local Currency Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$169	$631	$3,313
Interest — unaffiliated[a]	600,329	2,471,837	11,235,252
Securities lending income — affiliated — net (Note 2)	1,558	—	—

	602,056	2,472,468	11,238,565
Less: Other foreign taxes (Note 1)	—	—	(233)

Total investment income	602,056	2,472,468	11,238,332

EXPENSES
Investment advisory fees (Note 2)	58,019	161,238	1,093,094

Total expenses	58,019	161,238	1,093,094

Net investment income	544,037	2,311,230	10,145,238

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	(147,302)	(954,359)	(48,145,123)
In-kind redemptions — unaffiliated	(560,416)	(7,995,887)	(9,912,550)
Foreign currency transactions	—	—	(572,116)

Net realized loss	(707,718)	(8,950,246)	(58,629,789)

Net change in unrealized appreciation/depreciation on:
Investments[c]	830,364	10,014,776	66,721,081
Forward currency contracts	—	—	(325,693)
Translation of assets and liabilities in foreign currencies	—	—	647,510

Net change in unrealized appreciation/depreciation	830,364	10,014,776	67,042,898

Net realized and unrealized gain	122,646	1,064,530	8,413,109

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$666,683	$3,375,760	$18,558,347

[a]	Net of foreign withholding tax of $ —, $ — and $486,256, respectively.
[b]	Net of foreign capital gains taxes of $ —, $ — and $208,706, respectively.
[c]	Net of deferred foreign capital gains taxes of $857, $2,603 and $249,580, respectively.

See notes to financial statements.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended April 30, 2016

iShares Global High Yield Corporate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$870
Interest — unaffiliated[a]	2,788,715
Securities lending income — affiliated — net (Note 2)	42,094

Total investment income	2,831,679

EXPENSES
Investment advisory fees (Note 2)	260,690

Total expenses	260,690
Less investment advisory fees waived (Note 2)	(71,099)

Net expenses	189,591

Net investment income	2,642,088

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,535,417)
In-kind redemptions — unaffiliated	(2,140,845)
Foreign currency transactions	(48,732)

Net realized loss	(4,724,994)

Net change in unrealized appreciation/depreciation on:
Investments	3,075,535
Translation of assets and liabilities in foreign currencies	23,881

Net change in unrealized appreciation/depreciation	3,099,416

Net realized and unrealized loss	(1,625,578)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,016,510

[a]	Net of foreign withholding tax of $37.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Emerging Markets Corporate Bond ETF		iShares Emerging Markets High Yield Bond ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$544,037	$1,278,664	$2,311,230	$12,330,137
Net realized loss	(707,718)	(494,307)	(8,950,246)	(13,741,369)
Net change in unrealized appreciation/depreciation	830,364	(1,231,916)	10,014,776	(6,790,259)

Net increase (decrease) in net assets resulting from operations	666,683	(447,559)	3,375,760	(8,201,491)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(570,484)	(1,251,781)	(2,713,676)	(12,543,243)

Total distributions to shareholders	(570,484)	(1,251,781)	(2,713,676)	(12,543,243)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,859,835	14,833,589	18,756,004	93,299,391
Cost of shares redeemed	(9,404,316)	(9,796,578)	(106,674,486)	(112,360,271)

Net increase (decrease) in net assets from capital share transactions	(4,544,481)	5,037,011	(87,918,482)	(19,060,880)

INCREASE (DECREASE) IN NET ASSETS	(4,448,282)	3,337,671	(87,256,398)	(39,805,614)

NET ASSETS
Beginning of period	28,928,795	25,591,124	159,199,477	199,005,091

End of period	$24,480,513	$28,928,795	$71,943,079	$159,199,477

Undistributed net investment income included in net assets at end of period	$76,212	$102,659	$366,817	$769,263

SHARES ISSUED AND REDEEMED
Shares sold	100,000	300,000	400,000	1,900,000
Shares redeemed	(200,000)	(200,000)	(2,300,000)	(2,400,000)

Net increase (decrease) in shares outstanding	(100,000)	100,000	(1,900,000)	(500,000)

See notes to financial statements.

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares Emerging Markets Local Currency Bond ETF		iShares Global High Yield Corporate Bond ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,145,238	$26,144,835	$2,642,088	$4,851,867
Net realized loss	(58,629,789)	(66,208,463)	(4,724,994)	(3,387,672)
Net change in unrealized appreciation/depreciation	67,042,898	(49,320,763)	3,099,416	(6,121,635)

Net increase (decrease) in net assets resulting from operations	18,558,347	(89,384,391)	1,016,510	(4,657,440)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—	(2,089,418)	(4,184,901)
Return of capital	—	(7,292,193)	—	—

Total distributions to shareholders	—	(7,292,193)	(2,089,418)	(4,184,901)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	33,690,685	190,126,828	18,646,272	53,329,370
Cost of shares redeemed	(201,240,327)	(157,774,832)	(31,566,952)	(29,558,374)

Net increase (decrease) in net assets from capital share transactions	(167,549,642)	32,351,996	(12,920,680)	23,770,996

INCREASE (DECREASE) IN NET ASSETS	(148,991,295)	(64,324,588)	(13,993,588)	14,928,655

NET ASSETS
Beginning of period	520,532,132	584,856,720	118,931,004	104,002,349

End of period	$371,540,837	$520,532,132	$104,937,416	$118,931,004

Undistributed net investment income/(accumulated net investment loss) included in net assets at end of period	$10,140,039	$(5,199)	$760,790	$208,120

SHARES ISSUED AND REDEEMED
Shares sold	800,000	4,200,000	400,000	1,100,000
Shares redeemed	(5,000,000)	(3,600,000)	(700,000)	(600,000)

Net increase (decrease) in shares outstanding	(4,200,000)	600,000	(300,000)	500,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Emerging Markets Corporate Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 17, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$48.21	$51.18	$50.48	$52.93	$50.00

Income from investment operations:
Net investment income[b]	1.10	2.19	2.01	1.92	1.07
Net realized and unrealized gain (loss)[c]	0.75	(3.02)	0.75	(2.49)	2.76

Total from investment operations	1.85	(0.83)	2.76	(0.57)	3.83

Less distributions from:
Net investment income	(1.10)	(2.14)	(2.06)	(1.88)	(0.90)

Total distributions	(1.10)	(2.14)	(2.06)	(1.88)	(0.90)

Net asset value, end of period	$48.96	$48.21	$51.18	$50.48	$52.93

Total return	3.92%[d]	(1.62)%	5.61%	(1.07)%	7.75%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,481	$28,929	$25,591	$35,338	$21,170
Ratio of expenses to average net assets[e]	0.50%	0.53%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	4.69%	4.47%	3.99%	3.74%	3.87%
Portfolio turnover rate[f]	8%	11%	20%	33%	29%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Emerging Markets High Yield Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$46.82	$51.03	$50.90	$53.62	$50.02

Income from investment operations:
Net investment income[b]	1.64	2.99	2.93	2.97	1.60
Net realized and unrealized gain (loss)[c]	1.09	(4.11)	0.15	(2.91)	3.40

Total from investment operations	2.73	(1.12)	3.08	0.06	5.00

Less distributions from:
Net investment income	(1.59)	(3.09)	(2.95)	(2.78)	(1.40)

Total distributions	(1.59)	(3.09)	(2.95)	(2.78)	(1.40)

Net asset value, end of period	$47.96	$46.82	$51.03	$50.90	$53.62

Total return	6.03%[d]	(2.13)%	6.24%	0.14%	10.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$71,943	$159,199	$199,005	$203,604	$166,231
Ratio of expenses to average net assets[e]	0.50%	0.55%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[e]	7.17%	6.29%	5.78%	5.64%	5.34%
Portfolio turnover rate[f]	10%	39%	24%	57%	40%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Emerging Markets Local Currency Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Oct. 18, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$41.31	$48.74	$50.66	$51.94	$51.13	$49.85

Income from investment operations:
Net investment income[b]	0.94	2.03	2.26	2.07	2.31	0.02
Net realized and unrealized gain (loss)[c]	1.98	(8.87)	(2.84)	(1.92)	0.41	1.26

Total from investment operations	2.92	(6.84)	(0.58)	0.15	2.72	1.28

Less distributions from:
Net investment income	—	—	(1.31)	(1.39)	(0.81)	—
Return of capital	—	(0.59)	(0.03)	(0.04)	(1.10)	—

Total distributions	—	(0.59)	(1.34)	(1.43)	(1.91)	—

Net asset value, end of period	$44.23	$41.31	$48.74	$50.66	$51.94	$51.13

Total return	6.84%[d,e]	(13.99)%[e]	(1.14)%	0.28%	5.48%	2.57%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$371,541	$520,532	$584,857	$638,342	$207,753	$30,681
Ratio of expenses to average net assets[f]	0.50%	0.50%	0.59%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets prior to waived fees[f]	n/a	0.53%	0.60%	n/a	n/a	n/a
Ratio of net investment income to average net assets[f]	4.64%	4.63%	4.56%	4.04%	4.57%	1.21%
Portfolio turnover rate[g]	26%	46%	43%	41%	61%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return disclosed is based on the NAV calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total returns for the six months ended April 30, 2016 and the year ended October 31, 2015 were 7.07% and -14.16%, respecitvely.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended April 30, 2016, the years ended October 31, 2015, October 31, 2014, October 31, 2013 and October 30, 2012 were 26%, 32%, 36%, 39% and 61%, respectively. See Note 4.

See notes to financial statements.

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Global High Yield Corporate Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$47.57	$52.00	$53.50	$51.67	$50.00

Income from investment operations:
Net investment income[b]	1.26	2.56	2.84	3.05	1.82
Net realized and unrealized gain (loss)[c]	(0.15)	(4.76)	(1.28)	1.70	1.35

Total from investment operations	1.11	(2.20)	1.56	4.75	3.17

Less distributions from:
Net investment income	(0.98)	(2.23)	(3.06)	(2.92)	(1.50)

Total distributions	(0.98)	(2.23)	(3.06)	(2.92)	(1.50)

Net asset value, end of period	$47.70	$47.57	$52.00	$53.50	$51.67

Total return	2.43%[d]	(4.32)%	2.91%	9.50%	6.53%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$104,937	$118,931	$104,002	$74,893	$36,169
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to waived fees[e]	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	5.57%	5.18%	5.31%	5.82%	6.28%
Portfolio turnover rate[f]	9%	21%	21%	20%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Emerging Markets Corporate Bond	Diversified
Emerging Markets High Yield Bond	Non-diversified
Emerging Markets Local Currency Bond	Non-diversified
Global High Yield Corporate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Emerging Markets Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$22,817,371	$—	$22,817,371
Foreign Government Obligations	—	904,670	—	904,670
Money Market Funds	503,850	—	—	503,850

Total	$503,850	$23,722,041	$—	$24,225,891

Emerging Markets High Yield Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$29,746,259	$—	$29,746,259
Foreign Government Obligations	—	40,044,319	—	40,044,319
Money Market Funds	1,180,569	—	—	1,180,569

Total	$1,180,569	$69,790,578	$—	$70,971,147

Emerging Markets Local Currency Bond
Investments:
Assets:
Foreign Government Obligations	$—	$347,059,458	$—	$347,059,458
Money Market Funds	161,834	—	—	161,834

Total	$161,834	$347,059,458	$—	$347,221,292

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$69,056	$—	$69,056
Liabilities:
Forward Currency Contracts	—	(394,749)	—	(394,749)

Total	$—	$(325,693)	$—	$(325,693)

Global High Yield Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$102,679,226	$—	$102,679,226
Money Market Funds	19,578,364	—	—	19,578,364

Total	$19,578,364	$102,679,226	$—	$122,257,590

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the Funds with regard to the reinvestment of cash collateral received for securities on loan. Each Fund continues to evaluate its reinvestment strategy in light of the new regulations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Emerging Markets Corporate Bond
JPMorgan Clearing Corp.	$134,152	$134,152	$—
Wells Fargo Securities LLC	100,491	100,491	—

	$234,643	$234,643	$—

Global High Yield Corporate Bond
Barclays Capital Inc.	$1,330,679	$1,330,679	$—
BNP Paribas Prime Brokerage Inc.	208,299	208,299	—
Citigroup Global Markets Inc.	1,649,438	1,649,438	—
Credit Suisse Securities (USA) LLC	2,117,479	2,117,479	—
Deutsche Bank Securities Inc.	2,271,499	2,271,499	—
Goldman Sachs & Co.	836,865	836,865	—
HSBC Securities (USA) Inc.	51,072	51,072	—
Jefferies LLC	312,200	312,200	—
JPMorgan Clearing Corp.	4,450,468	4,450,468	—
JPMorgan Securities LLC	1,542,405	1,542,405	—
Merrill Lynch, Pierce, Fenner & Smith	1,633,936	1,633,936	—

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Morgan Stanley & Co. LLC	$1,006,768	$1,006,768	$—
SG Americas Securities LLC	316,671	316,671	—
UBS Securities LLC	633,895	633,895	—

	$18,361,674	$18,361,674	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares Emerging Markets Local Currency Bond ETF and iShares Global High Yield Corporate Bond ETF.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Emerging Markets Corporate Bond	0.50%
Emerging Markets High Yield Bond	0.50
Emerging Markets Local Currency Bond	0.50
Global High Yield Corporate Bond	0.55

The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Global High Yield Corporate Bond ETF through February 28, 2017 in order to limit total annual operating expense after fee waiver to 0.40% of average daily net assets.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Emerging Markets Corporate Bond	$389
Global High Yield Corporate Bond	13,003

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Emerging Markets Corporate Bond	$8,705	$11,750
Emerging Markets High Yield Bond	345,074	294,457
Global High Yield Corporate Bond	—	121,600

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016 were as follows:

iShares ETF	Purchases	Sales
Emerging Markets Corporate Bond	$1,838,707	$1,827,200
Emerging Markets High Yield Bond	7,655,891	8,817,293
Emerging Markets Local Currency Bond	111,793,282	183,002,116
Global High Yield Corporate Bond	22,957,794	8,733,272

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the six months ended April 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Emerging Markets Corporate Bond	$4,601,198	$9,312,268
Emerging Markets High Yield Bond	17,334,739	102,292,344
Emerging Markets Local Currency Bond	3,703,851	183,002,116
Global High Yield Corporate Bond	4,247,820	29,311,358

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the value of forward currency contracts held by the iShares Emerging Markets Local Currency Bond ETF as of April 30, 2016 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$69,056

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$394,749

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Emerging Markets Local Currency Bond ETF during the six months ended April 30, 2016 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$(572,116)	$(325,693)

The following table shows the average quarter-end balances of outstanding forward currency contracts for the iShares Emerging Markets Local Currency Bond ETF for the six months ended April 30, 2016:

Average amounts purchased in U.S. dollars	$7,899,171
Average amounts sold in U.S. dollars	$7,113,605

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts held by the iShares Emerging Markets Local Currency Bond ETF that are subject to potential offset on the statement of assets and liabilities as of April 30, 2016:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$69,056	$—	$69,056

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$394,749	$—	$394,749

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares Emerging Markets Corporate Bond ETF, iShares Emerging Markets High Yield Bond ETF and iShares Emerging Markets Local Currency Bond ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The iShares Emerging Markets Corporate Bond ETF, iShares Emerging Markets High Yield Bond ETF and iShares Global High Yield Corporate Bond ETF each invests a substantial portion of its assets in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB- ” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2015, the Funds’ fiscal year-end, the following funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Emerging Markets Corporate Bond	$383,519
Emerging Markets High Yield Bond	15,560,285
Emerging Markets Local Currency Bond	8,453,438
Global High Yield Corporate Bond	1,103,598

As of April 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Corporate Bond	$24,910,145	$410,488	$(1,094,742)	$(684,254)
Emerging Markets High Yield Bond	73,650,867	1,708,148	(4,387,868)	(2,679,720)
Emerging Markets Local Currency Bond	373,886,451	9,567,900	(36,233,059)	(26,665,159)
Global High Yield Corporate Bond	126,018,995	1,594,867	(5,356,272)	(3,761,405)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	73

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Emerging Markets Corporate Bond	$1.104844	$—	$—	$1.104844	100%	—%	—%		100%
Emerging Markets High Yield Bond	1.587909	—	0.002434	1.590343	100	—	0	[a]	100
Global High Yield Corporate Bond	0.981333	—	—	0.981333	100	—	—		100

[a]	Rounds to less than 1%.

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited or Morningstar, Inc., nor are they sponsored, endorsed or issued by Barclays Capital Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1002-0416

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares International High Yield Bond ETF | HYXU | BATS

Fund Performance Overview

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Performance as of April 30, 2016

The iShares International High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx Global Developed Markets ex-US High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 4.73%, net of fees, while the total return for the Index was 5.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.46%	3.03%	2.88%	2.46%	3.03%	2.88%
Since Inception	3.34%	3.47%	3.38%	14.31%	14.92%	14.53%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,047.30	$2.04	$1,000.00	$1,022.90	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Baa	1.41%
Ba	51.22
B	30.07
Caa	5.03
Not Rated	12.27

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/16

Country	Percentage of Total Investments [2]

Italy	22.42%
United Kingdom	16.00
Germany	14.92
France	10.36
Luxembourg	6.08
United States	5.50
Spain	5.16
Netherlands	3.32
Canada	3.22
Ireland	2.69

TOTAL	89.67%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s) or Shares		Value
COMMON STOCKS — 0.00%

SOUTH AFRICA — 0.00%
Sentry Holdings Ltd. Class A	GBP	25	$—

TOTAL COMMON STOCKS
(Cost: $159,437)			—

CORPORATE BONDS & NOTES — 97.10%

AUSTRALIA — 0.72%
Origin Energy Finance Ltd.
VRN, (5 year EUR Swap + 3.670%)
4.00%, 09/16/74 (Call 09/16/19)[a]	EUR	600	575,681
Santos Finance Ltd.
VRN, (3 mo. Euribor + 6.851%)
8.25%, 09/22/70 (Call 09/22/17)	EUR	600	676,877

			1,252,558
AUSTRIA — 0.98%
Raiffeisen Bank International AG
6.00%, 10/16/23[a]	EUR	300	339,740
6.63%, 05/18/21	EUR	300	365,391
VRN, (5 year EUR Swap + 3.300%)
4.50%, 02/21/25 (Call 02/21/20)[a]	EUR	300	290,232
VRN, (5 year EUR Swap + 4.840%)
5.88%, 04/27/23 (Call 04/27/18)	EUR	200	234,249
Raiffeisenlandesbank Niederoesterreich-Wien AG
5.88%, 11/27/23[a]	EUR	200	209,544
Wienerberger AG
4.00%, 04/17/20	EUR	200	250,858

			1,690,014
BELGIUM — 0.77%
Barry Callebaut Services NV
5.63%, 06/15/21[a]	EUR	200	270,038
6.00%, 07/13/17[a]	EUR	100	122,118
Ethias SA
5.00%, 01/14/26[a]	EUR	300	289,357
Ontex Group NV
4.75%, 11/15/21 (Call 11/15/17)[a]	EUR	100	121,562

Security	Principal (000s)		Value
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[a]	EUR	300	$348,448
Univeg Holding BV
7.88%, 11/15/20 (Call 11/15/16)[a]	EUR	150	179,722

			1,331,245
CANADA — 3.13%
Air Canada
7.63%, 10/01/19 (Call 10/01/16)[b]	CAD	150	126,038
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 05/30/16)[a]	CAD	50	37,123
7.50%, 11/19/17 (Call 05/30/16)[b]	CAD	250	188,109
AutoCanada Inc.
5.63%, 05/25/21 (Call 05/25/17)	CAD	100	77,040
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	150	95,801
Bombardier Inc.
6.13%, 05/15/21[a]	EUR	500	566,144
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/15/18)[a]	CAD	150	114,961
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	200	146,894
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[b]	CAD	125	99,387
Crew Energy Inc.
8.38%, 10/21/20 (Call 10/21/16)[a]	CAD	100	74,246
DHX Media Ltd.
5.88%, 12/02/21 (Call 12/02/17)	CAD	150	117,356
Entertainment One Ltd.
6.88%, 12/15/22 (Call 12/15/18)[a]	GBP	200	306,797

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[b]	CAD	100	$75,443
GFL Environmental Inc.
7.50%, 06/18/18 (Call 05/30/16)[a]	CAD	150	120,948
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[a]	CAD	50	36,225
5.38%, 07/15/22 (Call 07/15/17)[b]	CAD	225	164,807
7.00%, 07/15/20 (Call 07/15/16)[b]	CAD	100	79,036
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[b]	CAD	250	203,826
Mattamy Group Corp.
6.88%, 11/15/20 (Call 05/30/16)[b]	CAD	150	116,907
Newalta Corp.
Series 2
7.75%, 11/14/19 (Call 05/30/16)	CAD	50	34,196
Noralta Lodge Ltd.
7.50%, 09/24/19 (Call 09/24/16)[a]	CAD	75	41,913
NRL Energy Investments Ltd.
8.25%, 04/13/18 (Call 05/30/16)	CAD	75	8,981
Paramount Resources Ltd.
7.63%, 12/04/19 (Call 05/30/16)	CAD	300	204,774
Parkland Fuel Corp.
5.50%, 05/28/21 (Call 05/28/17)	CAD	200	160,466
6.00%, 11/21/22 (Call 11/21/17)	CAD	100	80,632
Perpetual Energy Inc.
8.75%, 03/15/18 (Call 05/30/16)[a]	CAD	50	23,351
8.75%, 07/23/19 (Call 07/23/16)	CAD	100	45,106
Postmedia Network Inc.
8.25%, 08/16/17 (Call 05/30/16)[b]	CAD	124	83,713
Precision Drilling Corp.
6.50%, 03/15/19 (Call 05/31/16)	CAD	150	109,273
Quebecor Media Inc.
6.63%, 01/15/23[b]	CAD	275	227,886
7.38%, 01/15/21 (Call 05/30/16)	CAD	150	123,867

Security	Principal (000s)		Value
River Cree Enterprises LP
11.00%, 01/20/21 (Call 01/20/18)[b]	CAD	100	$77,439
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[b]	CAD	75	58,641
6.00%, 04/19/22 (Call 04/19/17)	CAD	100	78,237
Sirius XM Canada Holdings Inc.
5.63%, 04/23/21 (Call 04/23/17)[b]	CAD	150	117,057
Southern Pacific Resource Corp.
8.75%, 01/25/18 (Call 05/30/16)[b,c]	CAD	50	100
Superior Plus LP
6.50%, 12/09/21 (Call 12/09/17)	CAD	100	79,235
Tervita Corp.
9.00%, 11/15/18 (Call 05/30/16)[b]	CAD	100	66,262
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 05/30/16)[b]	CAD	150	102,986
Videotron Ltd.
5.63%, 06/15/25 (Call 03/15/25)	CAD	275	223,317
5.75%, 01/15/26 (Call 09/15/20)[a]	CAD	300	243,094
6.88%, 07/15/21 (Call 06/15/16)	CAD	225	186,475
Wajax Corp.
6.13%, 10/23/20 (Call 10/23/17)[a]	CAD	100	76,241
Western Energy Services Corp.
7.88%, 01/30/19 (Call 05/30/16)	CAD	53	36,388
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 05/30/16)	CAD	214	177,467

			5,414,185
DENMARK — 0.31%
TDC A/S
VRN, (5 year EUR Swap + 3.110%)
3.50%, 02/26/49 (Call 02/26/21)[a]	EUR	500	545,169

			545,169
FINLAND — 0.80%
Nokia OYJ
6.75%, 02/04/19[a]	EUR	300	397,681

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Outokumpu OYJ
6.63%, 09/30/19	EUR	200	$222,198
Stora Enso OYJ
5.00%, 03/19/18[a]	EUR	250	309,074
5.50%, 03/07/19[a]	EUR	350	448,960

			1,377,913
FRANCE — 10.15%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 05/30/16)[a]	EUR	200	222,996
Areva SA
3.13%, 03/20/23 (Call 12/20/22)[a]	EUR	500	469,757
3.25%, 09/04/20[a]	EUR	300	305,320
3.50%, 03/22/21	EUR	600	607,299
4.38%, 11/06/19	EUR	500	555,410
4.63%, 10/05/17[a]	EUR	500	583,028
4.88%, 09/23/24	EUR	500	491,763
Autodis SA
6.50%, 02/01/19 (Call 05/09/16)[a]	EUR	180	213,098
CGG SA
5.88%, 05/15/20 (Call 05/15/17)[a]	EUR	250	140,878
CMA CGM SA
7.75%, 01/15/21 (Call 01/15/18)[a]	EUR	400	353,917
8.75%, 12/15/18 (Call 05/31/16)[a]	EUR	200	211,841
Elis SA
3.00%, 04/30/22 (Call 04/30/18)[a]	EUR	500	579,830
Europcar Groupe SA
5.75%, 06/15/22 (Call 06/15/18)[a]	EUR	300	360,701
Faurecia
3.13%, 06/15/22 (Call 06/15/18)[a]	EUR	450	521,229
3.63%, 06/15/23 (Call 06/15/19)[a]	EUR	400	466,610
Financiere Gaillon 8 SAS
7.00%, 09/30/19 (Call 05/09/16)[a]	EUR	200	236,484

Security	Principal (000s)		Value
Groupama SA
VRN, (3 mo. Euribor + 5.360%)
7.88%, 10/27/39 (Call 10/27/19)	EUR	500	$618,842
Holdikks SAS
6.75%, 07/15/21 (Call 07/15/17)[a]	EUR	200	226,985
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/15/16)[a]	EUR	300	359,527
HomeVi SAS
6.88%, 08/15/21 (Call 08/15/17)[a]	EUR	300	364,718
Horizon Holdings III SASU
5.13%, 08/01/22 (Call 08/01/18)[a]	EUR	200	241,381
La Financiere Atalian SAS
7.25%, 01/15/20 (Call 01/15/17)[a]	EUR	225	275,523
Labeyrie Fine Foods SAS
5.63%, 03/15/21 (Call 03/15/17)[a]	EUR	200	241,002
Loxam SAS
3.50%, 05/03/23	EUR	100	115,108
4.88%, 07/23/21 (Call 07/23/17)[a]	EUR	200	240,503
7.00%, 07/23/22 (Call 07/23/17)[a]	EUR	150	184,584
Nexans SA
4.25%, 03/19/18[a]	EUR	100	120,834
5.75%, 05/02/17	EUR	200	239,819
Novafives SAS
4.50%, 06/30/21 (Call 06/30/17)[a]	EUR	250	265,301
Numericable-SFR SA
5.38%, 05/15/22 (Call 05/15/17)[a]	EUR	700	833,074
5.63%, 05/15/24 (Call 05/15/19)[a]	EUR	700	833,726
PagesJaunes Finance & Co. SCA
8.88%, 06/01/18 (Call 05/09/16)[a]	EUR	200	132,646
Paprec Holding
5.25%, 04/01/22 (Call 04/01/18)[a]	EUR	200	227,154

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Peugeot SA
2.38%, 04/14/23[a]	EUR	300	$350,616
5.63%, 07/11/17[a]	EUR	200	242,492
6.50%, 01/18/19[a]	EUR	400	523,600
7.38%, 03/06/18[a]	EUR	500	639,416
Rexel SA
3.25%, 06/15/22 (Call 06/15/18)[a]	EUR	300	350,906
5.13%, 06/15/20 (Call 06/15/16)[a]	EUR	400	476,006
SGD Group SAS
5.63%, 05/15/19 (Call 05/31/16)[a]	EUR	200	233,709
SMCP SAS
8.88%, 06/15/20 (Call 06/15/16)[a]	EUR	100	120,581
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[a]	EUR	400	445,412
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[a]	EUR	550	668,648
Synlab Unsecured Bondco PLC
8.25%, 07/01/23 (Call 07/01/18)[a]	EUR	250	295,776
Tereos Finance Groupe I
4.25%, 03/04/20 (Call 03/04/19)	EUR	300	347,580
THOM Europe SAS
7.38%, 07/15/19 (Call 07/15/16)[a]	EUR	200	243,402
Vallourec SA
2.25%, 09/30/24[a]	EUR	300	237,687
3.25%, 08/02/19	EUR	300	315,596
WFS Global Holding SAS
9.50%, 07/15/22 (Call 07/15/18)[a]	EUR	200	248,776

			17,581,091
GERMANY — 14.34%
Bayerische Landbank
5.75%, 10/23/17[a]	EUR	500	614,942
Bilfinger SE
2.38%, 12/07/19[a]	EUR	300	345,396

Security	Principal (000s)		Value
CeramTec Group GmbH
8.25%, 08/15/21 (Call 08/15/16)[a]	EUR	200	$245,821
Deutsche Lufthansa AG
1.13%, 09/12/19[a]	EUR	250	291,301
VRN, (5 year EUR Swap + 4.783%)
5.13%, 08/12/75 (Call 02/12/21)[a]	EUR	300	362,180
Deutsche Raststaetten Gruppe IV GmbH
6.75%, 12/30/20 (Call 12/30/16)[a]	EUR	200	244,154
Douglas GmbH
6.25%, 07/15/22 (Call 07/15/18)[a]	EUR	250	308,867
FMC Finance VII SA
5.25%, 02/15/21[a]	EUR	200	271,294
FMC Finance VIII SA
5.25%, 07/31/19[a]	EUR	150	195,159
6.50%, 09/15/18[a]	EUR	200	260,412
Fresenius Finance BV
2.38%, 02/01/19[a]	EUR	200	240,899
2.88%, 07/15/20[a]	EUR	500	613,506
3.00%, 02/01/21[a]	EUR	300	376,522
4.00%, 02/01/24[a]	EUR	200	273,095
4.25%, 04/15/19[a]	EUR	200	255,154
FTE Verwaltungs GmbH
9.00%, 07/15/20 (Call 07/15/16)[a]	EUR	100	120,669
Galapagos Holding SA
7.00%, 06/15/22 (Call 06/15/17)[a]	EUR	200	212,791
Hapag-Lloyd AG
7.50%, 10/15/19 (Call 10/15/16)[a]	EUR	100	118,904
7.75%, 10/01/18 (Call 05/31/16)[a]	EUR	300	355,688
HeidelbergCement AG
2.25%, 03/30/23 (Call 12/30/22)[a]	EUR	670	788,186
HeidelbergCement Finance Luxembourg SA
2.25%, 03/12/19[a]	EUR	300	357,218
3.25%, 10/21/20[a]	EUR	300	375,056

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
3.25%, 10/21/21[a]	EUR	300	$376,562
5.63%, 01/04/18[a]	EUR	300	373,322
7.50%, 04/03/20[a]	EUR	400	570,189
8.50%, 10/31/19[a]	EUR	200	287,447
9.50%, 12/15/18[a]	EUR	300	420,261
Hornbach Baumarkt AG
3.88%, 02/15/20[a]	EUR	150	185,444
HP Pelzer Holding GmbH
7.50%, 07/15/21 (Call 07/15/17)[a]	EUR	150	181,604
Kirk Beauty One GmbH
8.75%, 07/15/23 (Call 07/15/18)[a]	EUR	150	179,892
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	300	383,268
Pfleiderer GmbH
7.88%, 08/01/19 (Call 08/01/16)[a]	EUR	100	119,988
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[a]	EUR	100	121,384
3.63%, 07/30/21[a]	EUR	200	247,843
ProGroup AG
5.13%, 05/01/22 (Call 05/01/18)[a]	EUR	200	243,111
Rheinmetall AG
5.25%, 09/22/17	EUR	300	364,608
RWE AG
VRN, (5 year EUR Swap + 2.643%)
2.75%, 04/21/75 (Call 10/21/20)[a]	EUR	500	500,938
VRN, (5 year EUR Swap + 3.245%)
3.50%, 04/21/75 (Call 04/21/25)[a]	EUR	300	273,830
Schaeffler Finance BV
2.50%, 05/15/20 (Call 05/15/17)[a]	EUR	200	234,202
2.75%, 05/15/19 (Call 05/31/16)[a]	EUR	350	405,498
3.25%, 05/15/19 (Call 05/30/16)[a]	EUR	200	232,166
3.25%, 05/15/25 (Call 05/15/20)[a]	EUR	400	478,837

Security	Principal (000s)		Value
3.50%, 05/15/22 (Call 05/15/17)[a]	EUR	300	$354,284
4.25%, 05/15/18 (Call 05/30/16)[a]	EUR	400	463,793
Senvion Holding GmbH
6.63%, 11/15/20 (Call 05/15/17)[a]	EUR	200	241,669
SGL Carbon SE
4.88%, 01/15/21 (Call 01/15/17)[a]	EUR	200	229,031
Takko Luxembourg 2 SCA
9.88%, 04/15/19 (Call 05/31/16)[a]	EUR	200	140,966
Techem Energy Metering Service GmbH & Co. KG
7.88%, 10/01/20 (Call 10/01/16)[a]	EUR	200	243,523
Techem GmbH
6.13%, 10/01/19 (Call 05/30/16)[a]	EUR	300	360,093
ThyssenKrupp AG
1.75%, 11/25/20 (Call 08/25/20)[a]	EUR	450	514,066
2.50%, 02/25/25[a]	EUR	400	451,514
2.75%, 03/08/21 (Call 12/08/20)[a]	EUR	600	702,009
3.13%, 10/25/19 (Call 07/25/19)[a]	EUR	750	902,405
4.00%, 08/27/18	EUR	900	1,096,248
Trionista Holdco GmbH
5.00%, 04/30/20 (Call 05/31/16)[a]	EUR	200	235,701
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 05/31/16)[a]	EUR	300	360,796
TUI AG
4.50%, 10/01/19 (Call 10/01/16)[a]	EUR	200	236,625
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[a]	EUR	400	415,647
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)[a]	EUR	300	331,362

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
4.00%, 01/15/25 (Call 01/15/20)[a]	EUR	700	$829,342
4.63%, 02/15/26 (Call 02/15/21)[a]	EUR	200	240,072
5.13%, 01/21/23 (Call 01/21/18)[a]	EUR	243	296,171
5.50%, 09/15/22 (Call 09/15/17)[a]	EUR	324	396,105
5.63%, 04/15/23 (Call 04/15/18)[a]	EUR	160	197,205
5.75%, 01/15/23 (Call 01/15/18)[a]	EUR	243	299,644
WEPA Hygieneprodukte GmbH
6.50%, 05/15/20 (Call 05/31/16)[a]	EUR	200	240,867
ZF North America Capital Inc.
2.25%, 04/26/19[a]	EUR	800	940,037
2.75%, 04/27/23[a]	EUR	600	705,083

			24,831,866
GREECE — 1.12%
Frigoglass Finance BV
8.25%, 05/15/18 (Call 05/31/16)[a]	EUR	200	141,305
Intralot Finance Luxembourg SA
9.75%, 08/15/18 (Call 08/15/16)[a]	EUR	150	178,376
OTE PLC
3.50%, 07/09/20[a]	EUR	400	433,538
4.38%, 12/02/19[a]	EUR	300	340,649
7.88%, 02/07/18[a]	EUR	400	482,195
PPC Finance PLC
5.50%, 05/01/19 (Call 05/01/17)[a]	EUR	300	253,777
Titan Global Finance PLC
4.25%, 07/10/19[a]	EUR	100	114,903

			1,944,743
INDIA — 0.20%
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[a]	EUR	300	338,760

			338,760

Security	Principal (000s)		Value
IRELAND — 2.61%
Allied Irish Banks PLC
1.38%, 03/16/20[a]	EUR	300	$346,669
2.75%, 04/16/19[a]	EUR	300	360,319
VRN, (5 year EUR Swap + 3.950%)
4.13%, 11/26/25 (Call 11/26/20)[a]	EUR	500	539,394
Ardagh Packaging Finance PLC
9.25%, 10/15/20 (Call 05/30/16)[a]	EUR	300	360,042
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 01/15/22 (Call 06/30/17)[a]	EUR	700	811,498
6.75%, 05/15/24	EUR	100	114,535
Bank of Ireland
10.00%, 12/19/22[a]	EUR	100	146,559
VRN, (5 year EUR Swap + 3.550%)
4.25%, 06/11/24 (Call 06/11/19)[a]	EUR	600	680,819
eircom Finance Ltd.
9.25%, 05/15/20 (Call 05/31/16)[a]	EUR	200	240,292
Smurfit Kappa Acquisitions
2.75%, 02/01/25 (Call 11/01/24)[a]	EUR	150	170,802
3.25%, 06/01/21 (Call 03/10/21)[a]	EUR	300	366,622
4.13%, 01/30/20[a]	EUR	300	378,454

			4,516,005
ITALY — 19.01%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[a]	EUR	500	584,468
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[a]	EUR	350	415,879
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[a]	EUR	650	746,922
5.00%, 04/21/20[a]	EUR	250	261,999
5.60%, 09/09/20	EUR	200	213,470

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Banca Popolare di Milano Scarl
4.25%, 01/30/19[a]	EUR	200	$245,884
7.13%, 03/01/21[a]	EUR	300	380,712
Banca Popolare di Vicenza
2.75%, 03/20/20[a]	EUR	400	407,749
5.00%, 10/25/18[a]	EUR	300	336,066
Banco Popolare SC
2.38%, 01/22/18[a]	EUR	500	581,107
2.63%, 09/21/18[a]	EUR	300	349,879
2.75%, 07/27/20[a]	EUR	700	815,523
3.50%, 03/14/19[a]	EUR	800	950,207
6.00%, 11/05/20[a]	EUR	400	485,720
6.38%, 05/31/21[a]	EUR	200	246,076
Bormioli Rocco Holdings SA
10.00%, 08/01/18 (Call 05/30/16)[a]	EUR	100	119,116
Buzzi Unicem SpA
2.13%, 04/28/23	EUR	300	343,632
6.25%, 09/28/18[a]	EUR	200	257,946
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
7.50%, 08/01/21 (Call 08/01/17)[a]	EUR	150	160,319
Enel SpA
VRN, (5 year EUR Swap + 3.648%)
5.00%, 01/15/75 (Call 01/15/20)[a]	EUR	600	726,855
VRN, (5 year EUR Swap + 5.242%)
6.50%, 01/10/74 (Call 01/10/19)[a]	EUR	800	996,848
Fiat Finance North America Inc.
5.63%, 06/12/17	EUR	550	659,343
Finmeccanica SA
8.00%, 12/16/19	GBP	150	257,788
Finmeccanica SpA
4.50%, 01/19/21	EUR	500	645,533
Iccrea Banca SpA
1.88%, 11/25/19[a]	EUR	300	351,973
Intesa Sanpaolo SpA
2.86%, 04/23/25[a]	EUR	300	337,357
3.93%, 09/15/26[a]	EUR	600	705,621
5.00%, 09/23/19[a]	EUR	700	885,794
5.15%, 07/16/20	EUR	600	766,875

Security	Principal (000s)		Value
6.63%, 05/08/18[a]	EUR	400	$498,403
6.63%, 09/13/23[a]	EUR	1,000	1,375,992
Italcementi Finance SA
6.13%, 02/21/18[a]	EUR	300	376,458
6.63%, 03/19/20[a]	EUR	500	688,209
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 08/01/16)[a]	EUR	200	187,500
Mediobanca SpA
5.00%, 11/15/20	EUR	400	503,250
5.75%, 04/18/23	EUR	400	527,356
Onorato Armatori SpA
7.75%, 02/15/23 (Call 02/15/19)[a]	EUR	200	232,686
Piaggio & C SpA
4.63%, 04/30/21 (Call 04/30/17)[a]	EUR	100	119,116
Salini Costruttori SpA
6.13%, 08/01/18	EUR	200	249,719
Sisal Group SpA
7.25%, 09/30/17 (Call 05/09/16)[a]	EUR	100	113,940
Snai SpA
7.63%, 06/15/18 (Call 12/15/16)[a]	EUR	200	237,080
TeamSystem Holding SpA
7.38%, 05/15/20 (Call 05/17/16)[a]	EUR	265	314,475
Telecom Italia SpA
4.00%, 01/21/20[a]	EUR	300	380,662
4.75%, 05/25/18[a]	EUR	300	373,913
4.88%, 09/25/20[a]	EUR	300	397,590
5.25%, 02/10/22[a]	EUR	400	546,278
6.13%, 12/14/18	EUR	300	393,015
Telecom Italia SpA/Milano
3.25%, 01/16/23[a]	EUR	600	741,658
3.63%, 01/19/24[a]	EUR	300	373,892
4.50%, 09/20/17[a]	EUR	200	242,344
4.50%, 01/25/21[a]	EUR	250	329,160
5.38%, 01/29/19[a]	EUR	400	516,344
6.38%, 06/24/19	GBP	400	649,173

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
UniCredit SpA
5.75%, 09/26/17	EUR	600	$733,487
6.13%, 04/19/21[a]	EUR	500	650,216
6.70%, 06/05/18[a]	EUR	550	693,130
6.95%, 10/31/22[a]	EUR	950	1,246,828
VRN, (5 year EUR Swap + 4.100%)
5.75%, 10/28/25 (Call 10/28/20)[a]	EUR	600	732,512
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[a]	EUR	600	668,217
4.38%, 03/05/21[a]	EUR	240	298,170
Veneto Banca SCPA
4.00%, 05/20/19[a]	EUR	300	341,929
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 07/15/16)[a]	EUR	1,600	1,786,624
7.00%, 04/23/21 (Call 04/23/17)[a]	EUR	1,100	1,153,064

			32,909,051
JAPAN — 1.27%
SoftBank Group Corp.
4.00%, 07/30/22 (Call 04/30/22)[a]	EUR	300	365,177
4.63%, 04/15/20[a]	EUR	400	500,066
4.75%, 07/30/25 (Call 04/30/25)[a]	EUR	800	973,520
5.25%, 07/30/27 (Call 04/30/27)[a]	EUR	300	357,063

			2,195,826
LUXEMBOURG — 6.48%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[a]	EUR	300	357,697
6.50%, 01/15/22 (Call 12/15/16)[a]	EUR	250	307,171
Altice Finco SA
9.00%, 06/15/23 (Call 06/15/18)[a]	EUR	100	130,048
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[a]	EUR	500	532,241
7.25%, 05/15/22 (Call 05/15/17)[a]	EUR	1,300	1,513,102

Security	Principal (000s)		Value
ArcelorMittal
2.88%, 07/06/20[a]	EUR	400	$448,556
3.00%, 03/25/19[a]	EUR	600	688,218
3.00%, 04/09/21[a]	EUR	300	331,579
3.13%, 01/14/22[a]	EUR	500	546,301
5.75%, 03/29/18[a]	EUR	100	123,288
5.88%, 11/17/17[a]	EUR	250	307,646
Befesa Zinc SAU Via Zinc Capital SA
8.88%, 05/15/18 (Call 05/30/16)[a]	EUR	200	229,400
ConvaTec Healthcare E SA
10.88%, 12/15/18 (Call 05/31/16)[a]	EUR	150	177,727
Garfunkelux Holdco 3 SA
7.50%, 08/01/22 (Call 08/01/18)[a]	EUR	300	349,633
8.50%, 11/01/22 (Call 11/01/18)[a]	GBP	350	507,191
Geo Debt Finance SCA
7.50%, 08/01/18 (Call 05/30/16)[a]	EUR	200	220,858
INEOS Group Holdings SA
5.75%, 02/15/19 (Call 05/30/16)[a]	EUR	350	409,952
6.50%, 08/15/18 (Call 05/31/16)[a]	EUR	300	348,887
LSF9 Balta Issuer SA
7.75%, 09/15/22 (Call 09/15/18)[a]	EUR	150	184,750
Magnolia BC SA
9.00%, 08/01/20 (Call 08/01/16)[a]	EUR	200	243,426
Matterhorn Telecom Holding SA
4.88%, 05/01/23 (Call 05/01/18)[a]	EUR	200	214,180
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[a]	EUR	600	667,614
Picard Bondco SA
7.75%, 02/01/20 (Call 08/01/16)[a]	EUR	250	306,640

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[a]	EUR	400	$491,391
Swissport Investments SA
6.75%, 12/15/21 (Call 06/15/18)[a]	EUR	200	244,590
9.75%, 12/15/22 (Call 12/15/18)[a]	EUR	250	294,212
Telenet Finance III Luxembourg SCA
6.63%, 02/15/21 (Call 05/30/16)[a]	EUR	200	237,579
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[a]	EUR	100	123,736
6.75%, 08/15/24 (Call 08/15/18)[a]	EUR	350	448,977
Unilabs Subholding AB
8.50%, 07/15/18 (Call 05/09/16)[a]	EUR	200	236,935

			11,223,525
NETHERLANDS — 3.26%
Atradius Finance BV
VRN, (3 mo. Euribor + 5.031%)
5.25%, 09/23/44 (Call 09/23/24)[a]	EUR	150	146,092
Carlson Wagonlit BV
7.50%, 06/15/19 (Call 05/30/16)[a]	EUR	200	238,964
Constellium NV
4.63%, 05/15/21 (Call 05/15/17)[a]	EUR	150	145,305
Hema Bondco I BV
6.25%, 06/15/19 (Call 06/15/16)[a]	EUR	200	177,539
InterXion Holding NV
6.00%, 07/15/20 (Call 07/15/16)[a]	EUR	300	361,386
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[a]	EUR	400	502,159

Security	Principal (000s)		Value
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 04/15/18)[a]	EUR	800	$981,968
Nyrstar Netherlands Holdings BV
8.50%, 09/15/19[a]	EUR	250	265,265
OI European Group BV
4.88%, 03/31/21[a]	EUR	200	253,674
6.75%, 09/15/20[a]	EUR	300	405,454
SNS Bank NV
6.25%, 10/26/20	EUR	50	—
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[a]	EUR	400	488,398
6.75%, 03/15/23 (Call 03/15/18)[a]	EUR	350	435,147
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)[a]	EUR	300	336,276
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[a]	EUR	200	225,113
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[a]	EUR	600	681,389

			5,644,129
NORWAY — 0.50%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[a]	EUR	550	669,177
Lock Lower Holding AS
9.50%, 08/15/22 (Call 08/15/18)[a]	EUR	100	118,379
Norske Skog AS
11.75%, 12/15/19 (Call 02/15/17)[a]	EUR	100	73,559

			861,115
PORTUGAL — 0.33%
EDP – Energias de Portugal SA
VRN, (5 year EUR Swap + 5.043%)
5.38%, 09/16/75 (Call 03/16/21)[a]	EUR	500	571,031

			571,031

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
SOUTH AFRICA — 0.30%
Sappi Papier Holding GmbH
3.38%, 04/01/22 (Call 04/01/18)[a]	EUR	250	$287,743
4.00%, 04/01/23 (Call 04/01/19)[a]	EUR	200	233,078

			520,821
SPAIN — 5.09%
Aldesa Financial Services SA
7.25%, 04/01/21 (Call 04/01/17)[a]	EUR	150	141,349
Almirall SA
4.63%, 04/01/21 (Call 04/01/17)[a]	EUR	200	239,707
Banco de Sabadell SA
5.63%, 05/06/26	EUR	200	227,352
6.25%, 04/26/20	EUR	200	254,222
Bankia SA
3.50%, 01/17/19[a]	EUR	700	857,519
VRN, (5 year EUR Swap + 3.166%)
4.00%, 05/22/24 (Call 05/22/19)[a]	EUR	600	663,157
Bankinter SA
6.38%, 09/11/19[a]	EUR	150	195,730
BPE Financiaciones SA
2.00%, 02/03/20[a]	EUR	700	801,291
CaixaBank SA
VRN, (5 year EUR Swap + 3.950%)
5.00%, 11/14/23 (Call 11/14/18)[a]	EUR	500	594,771
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[a]	EUR	300	353,199
Cellnex Telecom SAU
3.13%, 07/27/22[a]	EUR	400	469,886
Cirsa Funding Luxembourg SA
5.75%, 05/15/21	EUR	300	349,048
5.88%, 05/15/23 (Call 05/15/18)[a]	EUR	350	404,353
8.75%, 05/15/18 (Call 05/27/16)[a]	EUR	212	244,336
Ence Energia y Celulosa SA
5.38%, 11/01/22 (Call 11/01/18)[a]	EUR	150	180,553

Security	Principal (000s)		Value
Gestamp Funding Luxembourg SA
5.88%, 05/31/20 (Call 05/31/16)[a]	EUR	300	$354,613
Grupo Antolin Dutch BV
4.75%, 04/01/21 (Call 04/01/17)[a]	EUR	200	238,057
5.13%, 06/30/22 (Call 06/30/18)[a]	EUR	300	364,687
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[a]	EUR	500	83,038
Ibercaja Banco SA
VRN, (5 year EUR Swap + 4.551%)
5.00%, 07/28/25 (Call 07/28/20)[a]	EUR	300	325,454
NH Hotel Group SA
6.88%, 11/15/19 (Call 11/15/17)[a]	EUR	150	188,161
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 03/15/18)[a]	EUR	250	245,610
5.50%, 03/15/23 (Call 03/15/18)[a]	EUR	200	198,607
PortAventura Entertainment Barcelona BV
7.25%, 12/01/20 (Call 12/01/16)[a]	EUR	200	239,175
Repsol International Finance BV
VRN, (10 year EUR Swap + 4.200%)
4.50%, 03/25/75 (Call 03/25/25)[a]	EUR	600	590,497

			8,804,372
SWEDEN — 1.37%
Akelius Residential Property AB
3.38%, 09/23/20[a]	EUR	200	236,080
Auris Luxembourg II SA
8.00%, 01/15/23 (Call 01/15/18)[a]	EUR	200	251,361
Ovako AB
6.50%, 06/01/19 (Call 06/01/16)[a]	EUR	150	128,593
Perstorp Holding AB
9.00%, 05/15/17 (Call 05/31/16)[a]	EUR	200	228,706

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[a]	EUR	400	$490,795
Volvo Treasury AB
VRN, (5 year EUR Swap + 3.797%)
4.20%, 06/10/75 (Call 06/10/20)[a]	EUR	500	579,767
VRN, (5 year EUR Swap + 4.101%)
4.85%, 03/10/78 (Call 03/10/23)[a]	EUR	400	457,531

			2,372,833
SWITZERLAND — 0.86%
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[a]	EUR	300	365,476
4.50%, 08/01/23 (Call 08/01/18)[a]	EUR	450	548,533
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[a]	EUR	300	358,428
Selecta Group BV
6.50%, 06/15/20 (Call 12/15/16)[a]	EUR	200	224,482

			1,496,919
UNITED KINGDOM — 17.58%
AA Bond Co. Ltd.
5.50%, 07/31/43 (Call 07/31/18)[a]	GBP	500	708,661
Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 05/31/16)[a]	EUR	200	182,753
Alliance Automotive Finance PLC
6.25%, 12/01/21 (Call 11/19/17)[a]	EUR	200	245,430
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 09/30/16)[a]	GBP	400	633,594
Aston Martin Capital Ltd.
9.25%, 07/15/18 (Call 05/31/16)[a]	GBP	200	299,935

Security	Principal (000s)		Value
Boparan Finance PLC
4.38%, 07/15/21 (Call 07/15/17)[a]	EUR	250	$274,314
5.25%, 07/15/19 (Call 07/15/16)[a]	GBP	150	215,746
5.50%, 07/15/21 (Call 07/15/17)[a]	GBP	200	274,846
Brakes Capital
7.13%, 12/15/18 (Call 05/31/16)[a]	GBP	200	303,885
Cabot Financial Luxembourg SA
10.38%, 10/01/19 (Call 05/31/16)[a]	GBP	150	234,005
CNH Industrial Finance Europe SA
2.75%, 03/18/19[a]	EUR	800	939,709
2.88%, 09/27/21[a]	EUR	400	470,009
6.25%, 03/09/18[a]	EUR	700	868,512
Co-Operative Bank PLC/United Kingdom
5.13%, 09/20/17	GBP	250	350,300
Cognita Financing PLC
7.75%, 08/15/21 (Call 08/15/17)[a]	GBP	150	222,666
Darty Financement SAS
5.88%, 03/01/21 (Call 03/01/17)[a]	EUR	100	121,021
EC Finance PLC
5.13%, 07/15/21 (Call 01/15/17)[a]	EUR	200	240,126
Elli Finance UK PLC
8.75%, 06/15/19 (Call 05/31/16)[b]	GBP	100	120,966
8.75%, 06/15/19 (Call 05/31/16)[a]	GBP	100	120,966
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[a]	EUR	700	819,159
Fiat Chrysler Finance Europe
4.75%, 03/22/21[a]	EUR	500	625,019
4.75%, 07/15/22[a]	EUR	700	873,314
6.63%, 03/15/18[a]	EUR	700	875,510
6.75%, 10/14/19[a]	EUR	600	790,582
7.38%, 07/09/18	EUR	300	383,753

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Iceland Bondco PLC
6.25%, 07/15/21 (Call 07/15/17)[a]	GBP	250	$325,151
Ineos Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[a]	EUR	500	560,131
Infinis PLC
7.00%, 02/15/19 (Call 02/15/17)[b]	GBP	200	293,807
International Personal Finance PLC
5.75%, 04/07/21[a]	EUR	250	260,567
Interoute Finco PLC
7.38%, 10/15/20 (Call 10/15/17)[a]	EUR	200	248,327
Iron Mountain Europe PLC
6.13%, 09/15/22 (Call 09/15/17)[a]	GBP	300	449,091
Jaguar Land Rover Automotive PLC
3.88%, 03/01/23[a]	GBP	200	280,032
5.00%, 02/15/22[a]	GBP	300	452,927
Jerrold Finco PLC
9.75%, 09/15/18 (Call 09/15/16)[a]	GBP	150	234,018
Keystone Financing PLC
9.50%, 10/15/19 (Call 10/15/16)[a]	GBP	200	300,728
Matalan Finance PLC
6.88%, 06/01/19 (Call 05/30/16)[a]	GBP	100	118,458
6.88%, 06/01/19 (Call 05/30/16)[b]	GBP	100	118,458
Merlin Entertainments PLC
2.75%, 03/15/22 (Call 12/15/21)[a]	EUR	300	341,095
Moy Park Bondco PLC
6.25%, 05/29/21 (Call 05/29/17)[a]	GBP	150	226,991
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[a]	GBP	450	638,713
Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 05/09/16)[a]	GBP	200	302,738

Security	Principal (000s)		Value
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 08/01/17)[a]	GBP	250	$371,553
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 03/15/17)[a]	GBP	100	146,073
6.50%, 03/15/21 (Call 03/15/17)[b]	GBP	150	219,109
R&R Ice Cream PLC
5.50%, 05/15/20 (Call 05/31/16)[a]	GBP	150	225,221
Rexam PLC
VRN, (3 mo. Euribor + 2.900%)
6.75%, 06/29/67 (Call 06/29/17)[a]	EUR	500	576,858
Royal Bank of Scotland Group PLC
VRN, (5 year EUR Swap + 2.650%)
3.63%, 03/25/24 (Call 03/25/19)[a]	EUR	600	672,718
Royal Bank of Scotland PLC (The)
6.93%, 04/09/18	EUR	1,300	1,637,259
Silk Bidco AS
7.50%, 02/01/22 (Call 02/01/18)[a]	EUR	300	355,692
Stonegate Pub Co. Financing PLC
5.75%, 04/15/19 (Call 05/31/16)[a]	GBP	200	294,248
Tesco Corporate Treasury Services PLC
1.25%, 11/13/17[a]	EUR	200	230,753
1.38%, 07/01/19[a]	EUR	800	914,722
2.13%, 11/12/20 (Call 08/12/20)[a]	EUR	400	464,601
2.50%, 07/01/24[a]	EUR	400	448,856
Tesco PLC
3.38%, 11/02/18[a]	EUR	600	723,343
6.13%, 02/24/22	GBP	550	891,481
Thomas Cook Finance PLC
6.75%, 06/15/21 (Call 01/15/18)[a]	EUR	200	234,070
7.75%, 06/15/20 (Call 06/15/16)[a]	EUR	500	592,708

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Travis Perkins PLC
4.38%, 09/15/21[a]	GBP	200	$296,583
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[a]	EUR	350	385,615
6.38%, 10/15/24 (Call 10/15/19)[a]	GBP	200	296,187
7.00%, 04/15/23 (Call 04/15/18)[a]	GBP	100	150,402
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[a]	GBP	300	411,219
5.13%, 01/15/25 (Call 01/15/20)[a]	GBP	200	283,688
5.50%, 01/15/21	GBP	400	620,972
5.50%, 01/15/25 (Call 01/15/19)[a]	GBP	360	519,471
6.00%, 04/15/21 (Call 04/15/17)[a]	GBP	450	685,610
6.25%, 03/28/29 (Call 01/15/21)[a]	GBP	200	291,533
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[a]	EUR	350	424,327
Vougeot Bidco PLC
7.88%, 07/15/20 (Call 07/15/16)[a]	GBP	200	305,720
Worldpay Finance PLC
3.75%, 11/15/22[a]	EUR	350	419,551

			30,436,156
UNITED STATES — 5.92%
Avis Budget Finance PLC
6.00%, 03/01/21 (Call 05/31/16)[a]	EUR	300	354,427
Axalta Coating Systems U.S. Holdings Inc./Axalta Coating Systems Dutch Holding BV
5.75%, 02/01/21 (Call 05/31/16)[a]	EUR	100	118,905
Ball Corp.
3.50%, 12/15/20	EUR	200	245,974
4.38%, 12/15/23	EUR	450	560,112

Security	Principal (000s)		Value
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[a]	EUR	300	$347,299
Celanese U.S. Holdings LLC
3.25%, 10/15/19	EUR	200	241,556
Chemours Co. (The)
6.13%, 05/15/23 (Call 05/15/18)[a]	EUR	200	202,888
Crown European Holdings SA
3.38%, 05/15/25 (Call 11/15/24)[a]	EUR	350	403,984
4.00%, 07/15/22 (Call 04/15/22)[a]	EUR	450	553,832
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[a]	EUR	300	355,189
Goodyear Dunlop Tires Europe BV
3.75%, 12/15/23 (Call 12/15/18)[a]	EUR	200	240,236
Hertz Holdings Netherlands BV
4.38%, 01/15/19[a]	EUR	250	294,418
Huntsman International LLC
4.25%, 04/01/25 (Call 01/01/25)	EUR	200	214,753
5.13%, 04/15/21 (Call 01/15/21)	EUR	300	352,438
IMS Health Inc.
4.13%, 04/01/23 (Call 04/01/18)[a]	EUR	150	169,787
Infor U.S. Inc.
5.75%, 05/15/22 (Call 05/15/18)	EUR	200	196,673
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[a]	EUR	500	606,204
4.75%, 03/05/20[a]	EUR	300	364,920
4.75%, 02/15/23 (Call 08/15/22)[a]	EUR	550	659,806
6.63%, 02/02/18[a]	EUR	300	375,817
Iron Mountain Canada Operations ULC
6.13%, 08/15/21 (Call 08/15/17)	CAD	100	82,828
Kloeckner Pentaplast of America Inc.
7.13%, 11/01/20 (Call 05/01/17)[a]	EUR	150	181,296

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal or Shares (000s)		Value
MPT Operating Partnership LP/MPT Finance Corp.
4.00%, 08/19/22 (Call 05/19/22)	EUR	300	$356,954
Newell Brands Inc.
3.75%, 10/01/21	EUR	200	241,783
PSPC Escrow Corp.
6.00%, 02/01/23 (Call 02/01/18)[a]	EUR	200	201,826
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[a]	EUR	300	367,003
TA MFG. Ltd.
3.63%, 04/15/23 (Call 04/15/18)[a]	EUR	200	213,073
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
6.38%, 05/01/22 (Call 01/05/18)[a]	EUR	200	233,915
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[a]	EUR	900	827,415
VWR Funding Inc.
4.63%, 04/15/22 (Call 04/15/18)[a]	EUR	300	342,189
XPO Logistics Inc.
5.75%, 06/15/21 (Call 12/15/17)[a]	EUR	300	337,575

			10,245,075

TOTAL CORPORATE BONDS & NOTES
(Cost: $178,962,530)			168,104,402

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]		6	5,947

			5,947

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,947)			5,947

Value
TOTAL INVESTMENTS IN SECURITIES — 97.10%
(Cost: $179,127,914)	$168,110,349
Other Assets, Less Liabilities — 2.90%	5,010,078

NET ASSETS — 100.00%	$173,120,427

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
VRN	— Variable Rate Note

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Issuer is in default of interest payments.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

ASSETS
Investments, at cost:
Unaffiliated	$179,121,967
Affiliated (Note 2)	5,947

Total cost of investments	$179,127,914

Investments in securities, at fair value (Note 1):
Unaffiliated	$168,104,402
Affiliated (Note 2)	5,947

Total fair value of investments	168,110,349
Foreign currency, at value[a]	3,832,758
Receivables:
Investment securities sold	730,013
Interest	2,788,931

Total Assets	175,462,051

LIABILITIES
Payables:
Investment securities purchased	2,286,914
Investment advisory fees (Note 2)	54,710

Total Liabilities	2,341,624

NET ASSETS	$173,120,427

Net assets consist of:
Paid-in capital	$193,777,717
Undistributed net investment income	1,271,286
Accumulated net realized loss	(11,056,407)
Net unrealized depreciation	(10,872,169)

NET ASSETS	$173,120,427

Shares outstanding[b]	3,600,000

Net asset value per share	$48.09

[a]	Cost of foreign currency: $3,766,623.
[b]	$0.001 par value, number of shares authorized: 500 million.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statement of Operations (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Six months ended April 30, 2016

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$154
Interest — unaffiliated	3,310,100

Total investment income	3,310,254

EXPENSES
Investment advisory fees (Note 2)	413,761

Total expenses	413,761
Less investment advisory fees waived (Note 2)	(112,844)

Net expenses	300,917

Net investment income	3,009,337

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,451,728)
In-kind redemptions — unaffiliated	(3,868,276)
Foreign currency transactions	(93,891)

Net realized loss	(9,413,895)

Net change in unrealized appreciation/depreciation on:
Investments	13,290,483
Translation of assets and liabilities in foreign currencies	195,369

Net change in unrealized appreciation/depreciation	13,485,852

Net realized and unrealized gain	4,071,957

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,081,294

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,009,337	$8,521,186
Net realized loss	(9,413,895)	(13,975,677)
Net change in unrealized appreciation/depreciation	13,485,852	(13,685,054)

Net increase (decrease) in net assets resulting from operations	7,081,294	(19,139,545)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,738,061)	(228,686)
From net realized gain	—	(91,363)
Return of capital	—	(7,481,077)

Total distributions to shareholders	(1,738,061)	(7,801,126)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,163,971	155,929,021
Cost of shares redeemed	(36,142,520)	(86,059,601)

Net increase (decrease) in net assets from capital share transactions	(17,978,549)	69,869,420

INCREASE (DECREASE) IN NET ASSETS	(12,635,316)	42,928,749

NET ASSETS
Beginning of period	185,755,743	142,826,994

End of period	$173,120,427	$185,755,743

Undistributed net investment income included in net assets at end of period	$1,271,286	$10

SHARES ISSUED AND REDEEMED
Shares sold	400,000	3,100,000
Shares redeemed	(800,000)	(1,800,000)

Net increase (decrease) in shares outstanding	(400,000)	1,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	23

Financial Highlights

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$46.44	$52.90	$56.84	$52.01	$50.14

Income from investment operations:
Net investment income[b]	0.90	1.84	2.43	3.15	1.94
Net realized and unrealized gain (loss)[c]	1.26	(6.57)	(3.55)	4.51	1.18

Total from investment operations	2.16	(4.73)	(1.12)	7.66	3.12

Less distributions from:
Net investment income	(0.51)	(0.05)	(2.82)	(2.83)	(1.25)
Net realized gain	—	(0.02)	—	—	—
Return of capital	—	(1.66)	—	—	—

Total distributions	(0.51)	(1.73)	(2.82)	(2.83)	(1.25)

Net asset value, end of period	$48.09	$46.44	$52.90	$56.84	$52.01

Total return	4.73%[d]	(9.02)%	(2.20)%	15.20%	6.49%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$173,120	$185,756	$142,827	$51,153	$26,004
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to waived fees[e]	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	4.00%	3.85%	4.25%	5.85%	6.92%
Portfolio turnover rate[f]	11%	28%	25%	33%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
International High Yield Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods,

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of April 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common Stocks	$—	$—	$0	[a]	$0	[a]
Corporate Bonds & Notes	—	168,104,302	100		168,104,402
Money Market Funds	5,947	—	—		5,947

Total	$5,947	$168,104,302	$100		$168,110,349

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2016, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited, (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.55% based on the average daily net assets of the Fund. The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2017 in order to limit total annual operating expense after fee waiver to 0.40% of average daily net assets.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2016, the purchases and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $  — and $729,723, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016, were $30,559,132 and $16,874,348, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2016, were $4,001,514 and $34,424,025, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its investment in equity and fixed income instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, the Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The Fund invests a substantial portion of its assets in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2015, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $1,529,732 available to offset future realized capital gains.

As of April 30, 2016, the cost of investments for federal income tax purposes was $179,240,694. Net unrealized depreciation was $11,130,345, of which $2,912,019 represented gross unrealized appreciation on securities and $14,042,364 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	31

Supplemental Information (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.032857	$—	$0.475348	$0.508205	6%	—%	94%	100%

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	33

Notes:

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1017-0416

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: June 29, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 29, 2016